UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2017

Date of reporting period: May 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.2%
Alabama — 1.3%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$795
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	5,849
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,131
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,880
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,868
5.000%, 09/01/2031	3,140	3,727
5.000%, 09/01/2034	2,000	2,412
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,539

		24,201

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,898

Arizona — 2.5%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2025	2,295	2,441
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,895
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,524
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	6,080
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,766

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (A)	$1,805	$1,882
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,676
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (A)	1,500	1,457
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (B)	3,690	4,017
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2023	2,510	3,020
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2026	3,500	3,902
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	712
5.000%, 07/01/2029	250	295
5.000%, 07/01/2030	500	587
5.000%, 07/01/2032	1,095	1,273
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,229
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (C)	2,000	2,236
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,562
5.250%, 12/01/2026	4,510	5,368
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,117

		48,039

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	$1,400	$1,616
5.000%, 11/01/2034	1,210	1,391
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,877
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,792

		6,676

California — 12.6%
Alameda Corridor, Transportation Authority, Sub-Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	2,820	3,234
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	2,500	2,939
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,302
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,314
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (C)	5,000	5,424
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/2019 (C)	1,110	1,210
California State, GO
5.000%, 11/01/2019	1,000	1,097
5.000%, 02/01/2020	2,000	2,212
5.000%, 09/01/2021	3,075	3,566
5.000%, 09/01/2022	625	743
5.000%, 10/01/2024	2,090	2,580
5.000%, 08/01/2026	3,880	4,864
California State, GO
Callable 10/01/2017 @ 100
6.250%, 10/01/2019	360	367
California State, GO
Callable 09/01/2018 @ 100
5.000%, 09/01/2028	3,100	3,257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
Callable 04/01/2019 @ 100
5.500%, 04/01/2021	$5,000	$5,426
California State, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2021	4,130	4,539
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	2,037
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	2,954
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	6,130
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,084
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,697
5.000%, 09/01/2030	3,395	4,125
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/2027	5,225	6,588
California State, Health Facilities Financing Authority, Ser B, RB
Callable 11/15/2026 @ 100
4.000%, 11/15/2041	935	969
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,880
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043 (B)	2,500	2,718
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,172
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,867
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,394

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	$2,500	$3,005
California State, Ser A, GO
5.000%, 07/01/2019 (D)	1,375	1,492
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,026
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	773
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,659
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,315	2,499
California State, Statewide Communities Development Authority, Regional Inland Center Project, RB
Pre-Refunded @ 100
5.250%, 12/01/2017 (C)	2,215	2,263
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,144
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	3,095
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	5,000	5,805
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,077
5.000%, 08/01/2030	6,500	7,888
5.000%, 08/01/2035	6,000	7,125
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,061
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/2018 @ 100
4.600%, 06/01/2023	$3,500	$3,618
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,739
Golden State, Tobacco Securitization Project, Ser A1, RB
4.500%, 06/01/2017	250	250
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/19/2017 @ 100
5.000%, 06/01/2033	2,095	2,105
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 06/19/2017 @ 17.475
7.494%, 06/01/2047 (E)	6,850	959
Imperial, Irrigation District Electric System Revenue, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/01/2018 (C)	2,000	2,126
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,208
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	432
5.000%, 03/01/2022	625	727
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,595
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	978
5.000%, 05/15/2032	500	580
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	2,500	2,812
5.000%, 07/01/2021	1,650	1,913
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2025	2,500	2,798

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	$2,500	$2,918
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,358
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/2020 @ 100
5.000%, 06/01/2022	2,025	2,263
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,472
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,135
Orange County, Transportation Authority, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,202
Rancho Santiago, Community College District, GO
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	3,016
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/2018 @ 100
5.500%, 07/01/2028	1,345	1,407
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,668
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2028	2,500	2,854
San Diego, Public Facilities Financing Authority, Sewer Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (C)	3,500	3,778
San Francisco Bay Area, Rapid Transit District, Ser D, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2031	4,985	6,023
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/2018	1,000	1,039
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2027	3,685	4,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/01/2019 (C)	$2,500	$2,742
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,072
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2020 (C)	3,050	3,362
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,140
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,032
5.000%, 09/01/2031	1,815	2,095
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,433
Tuolumne, Wind Project Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2019 (C)	2,245	2,399
University of California, Ser AF, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2024	6,000	7,269
University of California, Ser Q, RB
Callable 07/03/2017 @ 101
5.250%, 05/15/2023	180	182

		237,035

Colorado — 1.7%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	417
5.000%, 06/15/2031	500	594
5.000%, 06/15/2032	500	590
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2036 (B)	2,000	2,447
Denver City & County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,760
Denver City & County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,687
Denver City & County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,386

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	$1,000	$1,191
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,246
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	1,855	1,923
University of Colorado, Hospital Authority, RB
5.000%, 11/15/2038 (B)	5,000	5,694

		31,935

Connecticut — 0.5%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2025	3,500	3,661
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,889
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,298

		8,848

Delaware — 0.1%
Delaware State, Transportation Authority, RB
5.000%, 07/01/2018	2,500	2,612

District of Columbia — 0.2%
Metropolitan Washington, Airport Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,127
Metropolitan Washington, Airport Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,155

		4,282

Florida — 5.3%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	470	475
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	$1,205	$1,234
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	19,365
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A1, RB
5.000%, 06/01/2019	2,775	2,989
5.000%, 06/01/2021	5,000	5,692
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,682
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Pre-Refunded @ 100
5.250%, 10/01/2018 (C)	4,675	4,944
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,199
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2019 (C)	3,475	3,812
Florida State, Municipal Power Agency, RB
Callable 10/01/2018 @ 100
5.250%, 10/01/2021	825	872
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,786
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	9,018
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,327
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	5,075
JEA, Electric System Revenue, Sub-Ser A, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2025	1,500	1,770
5.000%, 10/01/2026	1,395	1,632
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/2018	2,500	2,635

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	$2,425	$2,867
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,158
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,886
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	497
5.000%, 04/01/2031	910	1,048
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,317
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,573
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/2019	3,000	3,291
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,869
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,792

		99,643

Georgia — 3.0%
Athens-Clarke County, Unified Government Development Authority, University of Georgia Athletic Association Improvements Project, Ser B, RB
Callable 06/01/2017 @ 100
0.710%, 07/01/2035 (B)(F)	1,300	1,300
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	3,015
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (C)	6,950	7,784
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,599

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Atlanta, Water & Wastewater Revenue, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	$5,010	$5,932
Clarke County, Hospital Authority, RB
5.000%, 07/01/2022	2,875	3,372
5.000%, 07/01/2024	1,075	1,303
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,350
5.250%, 09/15/2020	3,740	4,121
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,855
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,119
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	6,127
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,490
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,754
Henry County, Hospital Authority, Henry Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,930
5.000%, 07/01/2027	1,390	1,614
Marietta, Development Authority, Life University Project, RB
Callable 06/15/2018 @ 100
6.250%, 06/15/2020	660	676

		57,341

Guam — 0.0%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (C)	750	831

Hawaii — 0.4%
Hawaii State, Ser EH, RB
5.000%, 08/01/2020	4,500	5,054
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/2019 @ 100
5.000%, 07/01/2021	2,500	2,703

		7,757

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	$575	$635
4.000%, 04/01/2022	485	544
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,192
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	69

		2,440

Illinois — 6.6%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,322
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,710
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,633
5.000%, 01/01/2032	5,840	6,708
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,018
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,853
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,214
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,145
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2025	1,300	1,528
5.000%, 11/01/2026	1,820	2,150
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,119
5.000%, 11/01/2034	1,500	1,643
Chicago, Waterworks Revenue, Ser A, RB, AMBAC
Callable 07/03/2017 @ 100
5.000%, 11/01/2032	5,500	5,513

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Development Authority, Memorial Group Project, RB
Callable 11/01/2023 @ 100
7.125%, 11/01/2030	$3,310	$4,297
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,425
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,184
Illinois State, Finance Authority, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2036	2,500	2,779
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,156
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,185
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,245
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,127
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,751
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	3,004
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/22/2017 @ 100
6.250%, 06/01/2024	3,500	3,514
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.500%, 06/01/2023	12,325	14,091
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,547
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	3,046

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	$2,500	$2,936
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,450
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,330
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,466
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,437
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,678
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,851
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Ser B, RB
5.000%, 12/15/2022	2,745	3,055
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Ser B, RB
Callable 06/15/2022 @ 100
5.000%, 12/15/2028	1,580	1,663
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,609
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,328

		124,710

Indiana — 1.4%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,103
Indiana State, Finance Authority, Ser A, RB
5.000%, 12/01/2024	2,000	2,438
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Health Facility Financing Authority, RB
4.000%, 11/15/2036 (B)	$4,100	$4,301
Indiana University, Student Fee Project, Ser S, RB
Pre-Refunded @ 100
5.000%, 08/01/2018 (C)	2,000	2,098
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/2020 @ 100
5.000%, 08/15/2023	3,315	3,695
Indianapolis, Local Public Improvement Bond Bank, AMT, RB
5.000%, 01/01/2023	5,750	6,710
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,763

		26,470

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2024	1,500	1,726

Kansas — 0.9%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2029	6,175	7,526
5.000%, 09/01/2033	3,500	4,183
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,561
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,380	1,393

		17,663

Kentucky — 0.4%
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	7,250	7,671

Louisiana — 1.9%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,188

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ernest N Morial-New Orleans, Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	$1,000	$1,147
5.000%, 07/15/2027	1,750	1,998
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC
Pre-Refunded @ 100
6.750%, 06/01/2018 (C)	2,400	2,541
Louisiana State, Public Facilities Authority, Pellets Project, AMT, RB
7.000%, 07/01/2024 (A)(G)	1,410	528
Louisiana State, Public Facilities Authority, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,538
Louisiana State, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,420
5.000%, 06/15/2030	1,500	1,751
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,074
5.000%, 07/01/2022	1,000	1,151
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2018 @ 100
5.500%, 05/15/2028	8,500	8,818
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,140
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,538
5.000%, 01/01/2032	2,100	2,418
5.000%, 01/01/2033	2,100	2,403

		36,653

Maryland — 2.9%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	1,250	1,426
5.000%, 09/01/2035	1,250	1,409
Maryland State, Economic Development Authority, AMT, RB
Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/2019 @ 100
6.200%, 09/01/2022	$1,335	$1,455
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/2020 @ 100
5.375%, 06/01/2025	2,820	3,043
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,333
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,510
5.000%, 07/01/2034	1,065	1,194
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,050
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,311
Maryland State, Health & Higher Educational Facilities Authority, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,860
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,938
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,711
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (C)	3,750	4,063
Montgomery County, Ser A, GO
5.000%, 07/01/2020	4,475	5,019
5.000%, 11/01/2023	7,000	8,532
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,973
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,102

		54,061

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 3.0%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	$2,750	$3,200
Massachusetts State, College Building Authority, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/01/2019 (C)	3,140	3,412
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2029	1,000	1,165
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,676
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,270
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
5.000%, 10/01/2026	2,225	2,579
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,403
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	2,765	3,017
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,644
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	3,080
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	1,965
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,489
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,745

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	$1,110	$1,300
5.000%, 08/15/2030	6,400	7,483
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,648
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,494
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,747
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,672
Massachusetts State, Water Resources Authority, Ser C, RB
Callable 08/01/2026 @ 100
4.000%, 08/01/2036	3,270	3,525

		57,514

Michigan — 3.3%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,250
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,596
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/2017	1,200	1,221
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,770
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,152
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,915
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/2020	5,000	5,496
Michigan State, Finance Authority, Henry Ford Health System, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,415	1,638

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Hospital Oakwood Project, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2031	$3,300	$3,729
Michigan State, Finance Authority, Hospital Sparrow Project, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,140
Michigan State, Finance Authority, RB, AGM
5.000%, 07/01/2023	2,500	2,936
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/2018	3,400	3,555
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 01/01/2018 @ 100
5.000%, 01/01/2022	1,250	1,281
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/2018 @ 100
5.000%, 07/01/2021	7,000	7,316
Michigan State, RB
5.000%, 03/15/2027	3,480	4,346
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,193
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, AMT, RB, NATL Callable 12/01/2017 @ 100
5.000%, 12/01/2022	1,500	1,529
Wayne County, Airport Authority, Ser D, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,490
5.000%, 12/01/2031	1,800	2,055

		61,608

Minnesota — 2.0%
Apple Valley, Senior Living Project, Ser A, RB Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,531
5.500%, 01/01/2031	1,275	1,397
Apple Valley, Senior Living Project, Ser B, RB Callable 01/01/2022 @ 100
5.250%, 01/01/2037	2,045	2,147
Minneapolis & St. Paul, Housing & Redevelopment Authority, Allina Health Systems Project, Ser B1, RB Callable 06/01/2017 @ 100
0.750%, 11/15/2035 (B)(F)	1,100	1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Housing & Redevelopment Authority, Health Care Project, Ser B, RB, AGM Callable 06/01/2017 @ 100
0.710%, 08/15/2025 (B)	$1,200	$1,200
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	368
5.000%, 01/01/2031	300	363
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Pre-Refunded @ 100
6.375%, 11/15/2018 (C)	3,250	3,505
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	234
Minnesota State, Municipal Power Agency, Ser A, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	419
5.000%, 10/01/2027	600	707
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,185
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,782
Minnesota State, Various Purposes, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,000	2,357
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,953
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (B)	1,535	1,742
St. Cloud, Centracare Health System, Ser A, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,324
5.000%, 05/01/2031	695	821
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/2017 (D)	4,240	4,256
University of Minnesota, Ser A, RB Callable 12/01/2020 @ 100
5.250%, 12/01/2028	1,370	1,560

		36,951

Mississippi — 0.1%
Mississippi State, Business Finance, Chevron Project, Ser A, RB
Callable 07/03/2017 @ 100
0.730%, 12/01/2030 (B)	1,550	1,550

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri — 2.1%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB Callable 09/01/2021 @ 100
5.000%, 09/01/2023	$8,015	$9,084
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,593
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/2017 (D)	20	20
Missouri State, Health & Educational Facilities Authority, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,189
4.000%, 11/15/2033	1,515	1,604
Missouri State, Health & Educational Facilities Authority, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,421
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,973
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,322
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,161
5.000%, 01/01/2028	1,400	1,626
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,184
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,757
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,705

		40,639

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB Callable 05/15/2025 @ 102
5.250%, 05/15/2029	$1,130	$1,220

Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,300
Nebraska State, Public Power Generation Agency, Whelan Energy Center, Ser A, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,301
Omaha, Public Power District, Ser A, RB Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,862
Omaha, Public Power District, Ser B, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	4,015	4,578

		15,041

Nevada — 0.8%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,884
Clark County, Airport Authority, Ser C, RB, AGM Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	3,029
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,593
Clark County, Ser B, GO Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,100

		14,606

New Jersey — 3.9%
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	4,038
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,304
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/2020 @ 100
5.375%, 06/01/2025	1,450	1,580

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, RB Callable 06/15/2019 @ 100
5.500%, 12/15/2029	$$1,000	$1,047
New Jersey State, Economic Development Authority, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,894
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2028	1,250	1,308
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB Pre-Refunded @ 100
5.500%, 06/15/2019 (C)	2,020	2,207
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,214
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,041
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,243
5.000%, 06/15/2026	3,020	3,226
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	986
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/19/2017 @ 100
5.000%, 06/01/2029	4,465	4,476
5.000%, 06/01/2041	7,850	7,793
4.750%, 06/01/2034	2,610	2,591
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,181
New Jersey State, Transportation Trust Fund Authority, RB Callable 06/15/2018 @ 100
5.000%, 06/15/2030	5,000	5,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	$4,040	$4,360
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,457
New Jersey State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,625
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,526
Rutgers University, Ser J, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,948

		74,169

New Mexico — 0.2%
New Mexico State, Hospital Equipment Loan Council, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,322
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
1.354%, 02/01/2019 (B)	1,865	1,860

		3,182

New York — 10.0%
Brooklyn, Local Development Authority, Barclays Center Project, RB Pre-Refunded @ 100
6.500%, 01/15/2020 (C)	3,500	3,994
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (A)	2,175	2,226
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,749
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/15/2024 @ 100
5.000%, 11/15/2028	3,000	3,536
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,837
Metropolitan New York, Transportation Authority, Ser C, RB Pre-Refunded @ 100
5.000%, 05/15/2018 (C)	1,850	1,924

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/2018 @ 100
6.500%, 11/15/2028	$545	$589
Metropolitan New York, Transportation Authority, Ser C, RB
Pre-Refunded @ 100
6.500%, 11/15/2018 (C)	2,315	2,503
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	6,039
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,667
5.000%, 07/01/2032	500	609
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,137
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2020	5,000	5,594
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 07/03/2017 @ 100
6.500%, 12/01/2028	3,500	3,558
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,748
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/2019	2,750	2,933
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,230
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	5,110
5.000%, 08/01/2023	1,315	1,588
New York City, Ser E, GO
Callable 08/01/2019 @ 100
5.000%, 08/01/2021	3,125	3,403
5.000%, 08/01/2022	2,000	2,177
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,886
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,972

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Sub-Ser 1I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	$2,500	$3,025
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	4,520	4,767
New York City, Sub-Ser D3, GO
Callable 06/01/2017 @ 100
0.770%, 08/01/2038 (B)	2,800	2,800
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,402
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,414
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,840
5.000%, 02/01/2024	2,250	2,555
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,889
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,962
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,496
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,801
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/2018	2,530	2,641
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	288
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	714
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2023	2,135	2,423

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Pre-Refunded @ 100
6.500%, 12/01/2018 (C)	$2,500	$2,671
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	6,066
5.000%, 03/15/2032	3,000	3,593
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	3,033
New York State, Dormitory Authority, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,000
New York State, Dormitory Authority, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,384
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,136
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,521
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/2018 @ 100
5.000%, 06/15/2021	1,580	1,649
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (A)	2,000	2,170
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	10,105	10,862
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,679
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,489
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,531
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2020	6,750	7,373
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	2,082

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	$3,335	$3,923
New York State, Urban Development, Ser A, RB
Callable 03/15/2026 @ 100
5.000%, 03/15/2028	4,930	6,080
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,167
Onondaga, Civic Development, St. Joseph’s Hospital Health Center Project, RB
Pre-Refunded @ 100
4.625%, 07/01/2019 (C)	1,000	1,076
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB
1.054%, 01/01/2033 (B)	5,000	4,976
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2028	1,000	1,287
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,624
TSASC, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	3,025	3,477
5.000%, 06/01/2031	525	603
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,233

		189,711

North Carolina — 1.3%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,898
5.000%, 07/01/2027	1,500	1,879
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2030	1,335	1,509
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,861
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (C)	850	946
North Carolina State, Ser A, GO
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	275	306

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Ser C, GO
5.000%, 05/01/2022	$5,000	$5,902
North Carolina State, Water & Sewer System Revenue, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	5,000	6,203
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,394

		24,898

Ohio — 2.0%
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,554
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,239
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,247
Kent State University, Ser B, RB, AGC
Pre-Refunded @ 100
5.000%, 05/01/2019 (C)	2,295	2,475
Kent State University, Ser B, RB, AGC
Callable 05/01/2019 @ 100
5.000%, 05/01/2021	205	220
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,853
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,070
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/2018 @ 100
5.250%, 01/01/2019	3,710	3,809
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,709
Ohio State, Higher Educational Facility Commission, Cleveland Health System Project, RB
Callable 06/01/2017 @ 100
0.710%, 01/01/2039 (B)	4,000	4,000
Ohio State, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,000	1,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Sewerage Revenue, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2029	$2,500	$3,049
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,963
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (C)	3,595	3,952

		38,277

Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, AMT, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (B)	1,285	1,370

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/2019 (C)	3,000	3,235
Oregon State, Facilities Authority, Ser A, RB
5.000%, 06/01/2024	1,000	1,212
Oregon State, Facilities Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,867
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	3,755	4,317
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	3,000

		14,631

Pennsylvania — 4.3%
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,488
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,507
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/2019 @ 100
5.250%, 11/01/2024	2,935	3,206
Bucks County, Industrial Development Authority, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,104

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100
7.125%, 07/01/2019 (C)	$1,500	$1,684
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/2017	3,000	3,012
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	787
5.000%, 07/01/2034	875	931
Lancaster County, Hospital Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	607
5.000%, 07/01/2032	560	602
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	1,940	2,379
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,102
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,925
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/15/2019 (C)	1,620	1,781
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/2017 @ 100
5.000%, 01/01/2022	935	938
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/2018 @ 100
5.000%, 07/01/2021	2,960	3,059
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,674
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	2,680	3,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (D)	$3,120	$3,399
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax
5.000%, 06/15/2018	5,000	5,215
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/2018	1,785	1,854
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,854
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2017	1,000	1,020
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,469
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,869
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,535
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,844
5.000%, 09/01/2030	8,000	8,972
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,358
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100
5.500%, 03/15/2019 (C)	2,000	2,162

		80,378

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	5,931
Rhode Island State, Health & Educational Building Authority, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,680

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	$3,035	$3,315

		10,926

South Carolina — 1.1%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,654
Charleston County, Ser D, GO
5.000%, 11/01/2025	3,745	4,718
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,958
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	5,000	5,764
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,375

		21,469

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	989
5.000%, 11/01/2028	900	1,062

		2,051

Tennessee — 0.9%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/2017	1,730	1,767
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,135
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2018	1,830	1,913
5.000%, 07/01/2020	1,100	1,233
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,630
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	$3,485	$4,133

		16,201

Texas — 11.3%
Aldine, Independent School District, School Building Project, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2018 (C)	3,805	3,916
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,156
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,845
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,823
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,563
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,844
5.000%, 08/15/2033	6,500	7,346
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,252
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,822
Conroe, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2020 (C)	430	475
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,245
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,712
Dallas, Independent School District, Ser B6, GO, PSF-GTD
5.000%, 02/15/2036 (B)	2,725	3,143

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	$2,250	$2,689
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,916
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,875
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,351
Harris County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2021	1,000	1,148
5.000%, 11/15/2022	1,050	1,227
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,924
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,703
5.000%, 11/15/2030	3,310	3,831
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	5,660	6,581
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,384
Houston, Airport System Revenue, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,588
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	3,098
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	$1,000	$1,179
5.000%, 11/01/2031	1,250	1,467
5.000%, 11/01/2032	2,500	2,923
5.000%, 11/01/2033	1,175	1,367
5.000%, 11/01/2034	1,000	1,158
5.000%, 11/01/2035	1,000	1,154
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,162
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/2018	2,000	2,078
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC
Callable 05/15/2018 @ 100
5.000%, 05/15/2021	2,000	2,077
Lower Neches Valley, Industrial Development Authority, ExxonMobil, RB
Callable 06/01/2017 @ 100
0.700%, 11/01/2038 (B)	5,750	5,750
North Texas, Municipal Water District, RB
5.000%, 09/01/2022	5,000	5,926
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,912
North Texas, Tollway Authority, RB
Callable 01/01/2018 @ 100
6.000%, 01/01/2024	30	31
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,787
5.000%, 01/01/2034	4,785	5,472
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,667
5.000%, 01/01/2033	995	1,165
North Texas, Tollway Authority, Special Project System, RB
Pre-Refunded @ 100
6.000%, 01/01/2018 (C)	215	221
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,485
San Antonio, Public Service Board, RB
5.250%, 02/01/2024	6,000	7,395
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,794

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	$1,000	$1,147
5.000%, 05/15/2022	500	587
Tarrant County, Cultural Education Facilities Finance, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,757
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	2,500	2,742
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,289
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	5,134
5.000%, 04/01/2029	3,000	3,556
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	3,225	3,968
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,869
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,531
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	2,020
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	1,905	2,399
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,207
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,217
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,439
University of Houston, Ser A, RB
5.000%, 02/15/2021 (D)	105	120
5.000%, 02/15/2021	5,045	5,741

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	$5,000	$6,243
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,768
West Travis County, Public Utility Agency, RB
Callable 08/15/2021 @ 100
5.000%, 08/15/2022	1,000	1,138

		212,941

Utah — 0.3%
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,779
Utah, Transit Authority, Sub-Ser A, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2035	2,645	3,037

		4,816

Virginia — 2.4%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/2019 @ 100
5.000%, 05/01/2023	975	1,048
Fairfax County, Industrial Development Authority, Ser S, RB
5.000%, 05/15/2026	3,055	3,770
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,335
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,212
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,000	2,277
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	5,000	5,532
Virginia State, Public Building Authority, Ser B, RB
5.000%, 08/01/2026	10,000	12,531
Virginia State, Ser B, GO
Pre-Refunded @ 100
5.000%, 06/01/2018 (C)	2,000	2,083

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	$3,410	$3,952
5.000%, 03/15/2025	5,285	6,516

		45,256

Washington — 3.6%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,211
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,906
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,156
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,884
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,708
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,685	3,048
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	5,000	5,602
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,781
Washington State, GO
5.000%, 07/01/2023	5,000	6,041
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/2025 @ 100
6.750%, 07/01/2035 (A)	135	134
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	3,047
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	9,057
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,221
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,620

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	$3,320	$3,774
5.000%, 06/01/2022	2,700	3,136
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/2019	3,000	3,254

		67,580

Wisconsin — 1.6%
Wisconsin State, Environmental Improvement Fund Revenue, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2027	1,500	1,848
5.000%, 06/01/2028	1,500	1,836
5.000%, 06/01/2029	2,000	2,431
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,305
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,510
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,920
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023	1,000	999
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,290	1,391
Wisconsin State, Public Finance Authority, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,240
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/2026 @ 100
4.625%, 06/01/2036 (A)	1,305	1,245
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	7,886
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (A)	605	658

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Ser A, AMT, RB
5.000%, 01/01/2024	$1,395	$1,533

		29,802

Total Municipal Bonds
(Cost $1,799,339) ($ Thousands)		1,871,279

	Shares

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F 0.620%**†	6,463,238	6,463

Total Cash Equivalent
(Cost $6,463) ($ Thousands)		6,463

Total Investments — 99.5%
(Cost $1,805,802) ($ Thousands) @		$1,877,742

Percentages are based on Net Assets of $1,887,736 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2017.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2017, the value of these securities amounted to $12,799 ($ Thousands), representing 0.7% of the Net Assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2017.
(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Securities are held in connection with a letter of credit issued by a major bank.
(G)	Security is in default on interest payment.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BHAC – Berkshire Hathaway Assurance Corporation

Cl – Class

COP – Certificate of Participation

GO – General Obligation

NATL – National Public Finance Guarantee Corporation

PSF-GTD – Public Schools Fund Guarantee

RB – Revenue Bond

SAB – Special Assessment Bond

Ser – Series

TA – Tax Allocation

TSASC – Tobacco Settlement Asset Securitization Corporation

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $1,805,802 ($ Thousands), and the unrealized appreciation and depreciation were $76,376 ($ Thousands) and $(4,436) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,871,279	$–	$1,871,279
Cash Equivalent	6,463	–	–	6,463

Total Investments in Securities	$6,463	$1,871,279	$–	$1,877,742

Amounts designated as “—” are $0.

For the period ended May 31, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 5/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$—	$17,212	$(10,749)	$6,463	$26

22	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 96.9%
Alabama — 0.9%
Birmingham, Airport Authority, AMT, RB, AMBAC
Callable 07/03/2017 @ 100
5.000%, 07/01/2018	$2,170	$2,177
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/2017 @ 100
1.050%, 08/01/2037 (A)	6,000	6,001
East Alabama, Health Care Authority, Ser B, RB
5.500%, 09/01/2033 (A)	1,000	1,052
Jefferson County, Ser C, GO
Callable 12/03/2018 @ 102
4.900%, 04/01/2021	815	847
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034 (A)	2,490	2,498

		12,575

Alaska — 0.4%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,113
North Slope Borough, Ser B, GO
5.000%, 06/30/2017	3,000	3,010
Valdez, Marine Term, Exxon Pipeline Project, Ser A, RB
Callable 06/01/2017 @ 100
0.710%, 12/01/2033 (A)	700	700
Valdez, Marine Term, Exxon Pipeline Project, Ser B, RB
Callable 06/01/2017 @ 100
0.710%, 12/01/2033 (A)	1,005	1,005

		5,828

Arizona — 2.3%
Coconino County, Pollution Control, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,304
Gilbert, Public Facilities Municipal Property, RB
4.500%, 07/01/2017	1,165	1,169
Glendale, Union School District No. 205, School Improvement Project, Ser A, GO, BAM
2.000%, 07/01/2019	8,140	8,279
La Paz County, Excise Tax Revenue Judgment, RB, AGM
Callable 01/01/2018 @ 100
1.350%, 07/01/2019	1,610	1,605
1.200%, 07/01/2018	1,040	1,039

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Dysart Unified School District No. 89, GO, BAM
2.000%, 07/01/2017	$500	$500
Maricopa County, Gilbert Unified School District No. 41, GO, BAM
3.000%, 07/01/2018	585	598
Maricopa County, Gilbert Unified School District No. 41, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,072
Maricopa County, Industrial Development Authority, Coffelt Lamoreaux Apartment Home Project, RB
1.000%, 04/01/2019 (A)	12,075	12,065
Phoenix, Civic Improvement, Sub-Ser A, RB
4.000%, 07/01/2017	1,080	1,083
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
1.150%, 09/01/2045 (A)	1,000	1,000

		30,714

California — 2.1%
Bay Area, Toll Authority, Ser B, RB
1.500%, 04/01/2047 (A)	1,420	1,423
California State, Infrastructure & Economic Development Bank, RB
1.040%, 10/01/2047 (A)	1,600	1,600
California State, Infrastructure & Economic Development Bank, RB
1.211%, 04/01/2038 (A)	2,000	2,006
1.189%, 04/01/2038 (A)	5,000	5,017
California State, Municipal Finance Authority, Ser A, RB
5.000%, 02/01/2018	750	769
5.000%, 02/01/2019	1,000	1,062
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	1,850	1,859
California State, Ser A, GO
1.210%, 05/01/2033 (A)	5,000	5,008
California State, Ser B, GO
1.495%, 12/01/2031 (A)	1,800	1,819
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, RB
4.000%, 12/01/2018	2,000	2,086
3.000%, 12/01/2017	1,000	1,010
Simi Valley, Unified School District, GO
5.000%, 08/01/2017	1,000	1,007
5.000%, 08/01/2018	1,000	1,048
5.000%, 08/01/2019	1,000	1,088

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Metropolitan Water District, Ser B-2, RAN
Callable 06/01/2017 @ 100
0.600%, 07/01/2037 (A)	$1,935	$1,935

		28,737

Colorado — 0.6%
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass-Through Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	997
E-470, Public Highway Authority, RB
1.621%, 09/01/2039 (A)	2,000	2,003
Park Creek Metropolitan District, TA
4.000%, 12/01/2017	1,000	1,013
4.000%, 12/01/2019	350	369
University of Colorado, Hospital Authority, RB
4.000%, 11/15/2047 (A)	4,000	4,244

		8,626

Connecticut — 2.9%
Connecticut State, Health & Educational Facility Authority, Ser A, RB
0.800%, 07/01/2048 (A)	1,000	1,000
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,985
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser X2, RB
0.900%, 07/01/2037 (A)	5,000	5,001
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
1.650%, 11/15/2017	1,100	1,101
Connecticut State, Ser E, GO
2.000%, 10/15/2017	9,500	9,540
Farmington, GO
3.000%, 05/08/2018	8,000	8,160
Hamden, GO
3.000%, 08/15/2017	1,000	1,004
Hartford County, Metropolitan District, GO
2.000%, 08/30/2017	4,000	4,010
Hartford County, Metropolitan District, Ser A, GO
5.000%, 07/15/2018	1,175	1,229
5.000%, 07/15/2019	290	312
5.000%, 02/01/2021	565	633
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Britain, Ser A, GO, BAM
5.000%, 03/01/2018 (B)	$1,000	$1,031
New Haven, Ser A, GO, AGM
5.000%, 08/15/2018	2,750	2,868

		39,973

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	864
4.000%, 06/01/2019	885	923

		1,787

District of Columbia — 2.1%
District of Columbia, Housing Finance Agency, Pomeroy Gardens Apartments Project, RB
1.100%, 10/01/2018 (A)	2,000	2,001
District of Columbia, Housing Finance Agency, Portner Flats Apartments Project, RB
1.000%, 08/01/2019 (A)	27,000	26,951

		28,952

Florida — 4.9%
Central Florida, Expressway Authority, Senior Lien, BAN
Callable 01/01/2018 @ 100
1.625%, 01/01/2019	26,000	26,084
Citizens Property Insurance, Personal and Commercial Lines Account, Ser A-1, RB
5.000%, 06/01/2017	5,050	5,050
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.250%, 06/01/2017	4,650	4,650
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.400%, 04/01/2039 (A)	6,750	6,758
Florida State, Housing Finance, Phoenix Apartments Project, Ser A, RB
0.900%, 06/01/2017	1,900	1,900
Martin County, Health Facilities Authority, RAN
5.000%, 11/15/2018	1,660	1,749
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
0.950%, 08/01/2019 (A)	2,000	1,996
North Broward, Hospital District, Ser A, RAN, NATL
Callable 06/01/2017 @ 100
0.760%, 12/16/2020 (A)(C)	1,600	1,600
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,706

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	$2,630	$2,814
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	3,051
4.000%, 01/01/2018	2,270	2,307
4.000%, 01/01/2019	1,235	1,285
St. Johns County, School Board, COP
5.000%, 07/01/2018	3,000	3,132
University of North Florida, Financing Authority, Capital Improvement Housing Project, RB, AGM
5.000%, 11/01/2017	2,130	2,164

		66,246

Georgia — 2.8%
Atlanta, Urban Residential Finance Authority, RB
1.400%, 05/01/2020 (A)	3,750	3,754
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/2029 (A)	500	501
Burke County, Development Authority, Plant Vogtle Project, RB
1.800%, 10/01/2032 (A)	5,750	5,767
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	2,017
Burke County, Development Authority, RB
1.850%, 12/01/2049 (A)	7,615	7,621
Heard County, Development Authority, RB
Callable 06/01/2017 @ 100
1.850%, 09/01/2029 (A)	1,100	1,100
Main Street Natural Gas, Gas Project, Ser B, RB
5.000%, 03/15/2018	2,000	2,053
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/2049 (A)	2,500	2,501
Monroe County, Development Authority, Power Plant Project, RB
2.000%, 07/01/2025 (A)	4,805	4,830
Peach County, Development Authority, USG Real Estate Foundation Project, RB
Callable 04/01/2018 @ 100
1.200%, 10/01/2018	7,750	7,739

		37,883

Idaho — 0.2%
Idaho State, Health Facilities Authority, RB
0.950%, 12/01/2048 (A)	2,500	2,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 7.6%
Bedford Park Village, Hotel/Motel Tax, RB
3.000%, 12/01/2017	$485	$488
3.000%, 12/01/2018	340	343
Chicago, Board of Education, Ser A2, GO
1.510%, 03/01/2035 (A)	750	749
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	1,000	1,061
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2018	3,000	3,071
5.000%, 01/01/2019	3,060	3,250
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2019	4,250	4,514
5.000%, 01/01/2020	3,000	3,289
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	2,079
2.000%, 01/01/2018	1,580	1,590
Chicago, Park District, GO
4.000%, 01/01/2018	1,000	1,014
Chicago, Park District, Ser B, GO
4.000%, 01/01/2018	1,330	1,349
Chicago, Park District, Ser C, GO
4.000%, 01/01/2018	1,500	1,522
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,848
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	867
5.000%, 01/01/2023	30	34
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2018	2,000	2,039
5.000%, 01/01/2019	3,750	3,939
5.000%, 01/01/2020	1,000	1,079
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2018	4,600	4,837
5.000%, 11/01/2019	3,250	3,514
2.000%, 11/01/2017	2,350	2,358
Cook County, Ser A, GO
5.000%, 11/15/2017	1,800	1,831
5.000%, 11/15/2018	800	841
5.000%, 11/15/2019	2,465	2,660
Cook County, Township High School District No. 225 Northfield, Ser A, GO
5.000%, 12/01/2018	1,725	1,830

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Du Page Cook & Will Counties, Community College District No. 502, GO
Callable 07/03/2017 @ 100
5.000%, 06/01/2019	$2,730	$2,739
Illinois State, Finance Authority, Presbyterian Homes Project, Ser A, RB
1.250%, 05/01/2018	1,000	999
Illinois State, Finance Authority, RB
5.000%, 08/15/2020	950	1,036
5.000%, 08/15/2021	400	444
Illinois State, Finance Authority, RB
Pre-Refunded @ 100
7.000%, 08/15/2019 (D)	3,000	3,389
Illinois State, Finance Authority, Ser A, RB
5.000%, 08/15/2017 (B)	510	514
Illinois State, Finance Authority, Ser B, RB
Callable 06/01/2017 @ 100
0.750%, 02/15/2033 (A)(C)	1,725	1,725
Illinois State, GO
5.000%, 06/15/2017	1,570	1,573
5.000%, 08/01/2017	2,280	2,293
5.000%, 05/01/2018	3,225	3,298
5.000%, 07/01/2019	4,715	4,925
5.000%, 02/01/2020	8,425	8,848
4.000%, 07/01/2018	1,150	1,168
4.000%, 02/01/2021	1,350	1,383
Illinois State, Housing Development Authority, Meadow View Apartments Project, Ser A, RB
1.200%, 11/01/2019 (A)	2,000	2,000
Illinois State, Housing Development Authority, RB
1.330%, 02/01/2020 (A)	3,000	3,001
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/2017	750	750
Joliet, Ser A, GO
3.000%, 12/15/2017	750	757
Kane County, West Aurora School District No. 129, GO, AGM
5.000%, 02/01/2018	4,840	4,961
Lake County, Woodland Community Consolidated School District No. 50, GO
4.000%, 01/01/2018	1,000	1,018
McHenry & Kane Counties, Huntley Community Consolidated School District No. 158, GO, NATL
2.050%, 01/01/2021 (E)	2,750	2,572
University of Illinois, Ser B, RB, NATL
5.500%, 04/01/2018	1,465	1,519

		102,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Indiana — 4.2%
Ball State University, Ser R, RB
2.000%, 07/01/2017	$3,690	$3,694
Evansville Housing, Consolidated RAD Projects, Ser A, RB
0.900%, 06/01/2018 (A)	2,000	1,999
Fort Wayne, Sewage Works Revenue, RB
2.000%, 08/01/2018	2,000	2,024
1.500%, 08/01/2017	2,000	2,002
Hammond, Local Public Improvement Bond Bank, Advanced Funding Program Notes, Ser S, RB
2.125%, 12/31/2017	2,000	2,007
Indiana State, Finance Authority, GO
Callable 06/01/2017 @ 100
0.780%, 02/01/2035 (A)	8,900	8,900
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
1.050%, 05/01/2028 (A)	1,600	1,600
Indiana State, Finance Authority, Sisters St. Francis Health Facilities Project, Ser F, RB
Callable 06/01/2017 @ 100
0.740%, 09/01/2048 (A)(C)	1,100	1,100
Indiana State, Health Facility Financing Authority, RB
4.000%, 11/15/2036 (A)	9,225	9,677
Indiana State, Health Facility Financing Authority, Ser 2005A-6, RB
1.150%, 10/01/2026 (A)	2,765	2,767
Indiana State, Health Facility Financing Authority, Ser 2005A-9, GO
1.375%, 10/01/2027 (A)	1,745	1,747
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/2017	365	369
Rockport, Industry Pollution Control, Indiana Michigan Power Project, RB
1.750%, 06/01/2025 (A)	10,700	10,727
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	1,000	1,006
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	771
5.000%, 04/01/2021	740	829
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	2,500	2,518

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
1.510%, 12/01/2044 (A)	$2,575	$2,575

		56,312

Iowa — 1.6%
Buchanan County, People’s Memorial Hospital, RB
Callable 06/01/2018 @ 100
1.500%, 12/01/2018	2,750	2,745
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN
Callable 01/01/2018 @ 100
1.750%, 06/01/2018	4,000	4,003
Iowa State, Higher Education Loan Authority, RAN
Callable 03/01/2018 @ 100
1.000%, 09/01/2018	14,940	14,927

		21,675

Kentucky — 4.8%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	8,000	7,932
Kentucky State, Asset Liability Commission, Ser A, RB, NATL
1.184%, 11/01/2017 (A)	350	350
Kentucky State, Economic Development Finance Authority, Republic Services Project, Ser B, RB
1.050%, 04/01/2031 (A)	1,500	1,500
Kentucky State, Economic Development Finance Authority, Ser A, GO
5.000%, 08/15/2017	5,090	5,131
5.000%, 08/15/2018	795	830
Kentucky State, Economic Development Finance Authority, AMT, GO
1.200%, 04/01/2031 (A)	2,400	2,400
Kentucky State, Housing Authority, GO
1.450%, 03/01/2020 (A)	1,625	1,628
Kentucky State, Property & Building Commission, Ser A, RB
5.000%, 08/01/2020	1,100	1,220
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, BAN
5.000%, 07/01/2017	8,750	8,770
3.000%, 07/01/2017	1,750	1,752
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.250%, 06/01/2033 (A)	3,000	3,002
1.150%, 06/01/2033 (A)	3,750	3,750

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Project, RB
Callable 08/01/2019 @ 100
2.200%, 02/01/2035 (A)	$1,300	$1,322
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/2026 (A)	10,750	10,745
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/2027 (A)	15,000	15,005

		65,337

Louisiana — 0.6%
Louisiana State, Offshore Terminal Authority, Loop Project, Ser B1, RB
2.200%, 10/01/2040 (A)	4,000	4,010
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,119
Parish of Bossier, Sales Tax, Ser A, RB
2.000%, 07/01/2017	450	450
2.000%, 07/01/2018	2,325	2,351

		7,930

Maryland — 0.2%
Maryland State, Community Development Administration, Waverley View Apartments Project, Ser G, RB
Callable 05/01/2018 @ 100
1.150%, 02/01/2019	3,000	2,989

Massachusetts — 1.5%
Haverhill, GO
2.000%, 06/01/2017	175	175
2.000%, 12/15/2017	5,000	5,034
Hingham, BAN
2.000%, 05/17/2018	3,178	3,208
Massachusetts State, Consolidated Loan of 2014, Ser D2, GO
1.060%, 08/01/2043 (A)	2,500	2,500
Massachusetts State, Development Finance Agency, RAN
Callable 06/01/2017 @ 100
0.760%, 07/01/2046 (A)	2,000	2,000
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 07/01/2019	575	616
Massachusetts State, Development Finance Agency, AMT, RAN
1.600%, 05/01/2027 (A)	4,000	4,000

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, Ser S, RB
1.500%, 08/01/2018 (A)	$2,475	$2,478

		20,011

Michigan — 2.9%
East Lansing, School District, GO
5.000%, 05/01/2018	400	415
Forest Hills, Public Schools, GO
5.000%, 05/01/2018	2,000	2,073
5.000%, 05/01/2019	1,425	1,532
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	4,885
Grand Valley State University, Ser B, RB
Callable 06/01/2017 @ 100
0.730%, 12/01/2031 (A)(C)	550	550
Hartland, Consolidated School District, GO
2.000%, 08/21/2017	2,160	2,163
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/2018	725	752
Livonia, Public School District, GO, BAM
5.000%, 05/01/2018	850	881
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,994
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	500	544
5.000%, 11/15/2020	500	560
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	2,275	2,372
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
Pre-Refunded @ 100
0.950%, 02/01/2018 (A)(D)	390	390
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, RB
0.950%, 11/15/2033 (A)	6,775	6,775
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,855	1,857
Southfield, Public Schools, GO, Q-SBLF
5.000%, 05/01/2019	900	967
4.000%, 05/01/2018	2,500	2,569
Wayne County, Airport Authority, AMT, RB, NATL
Callable 12/01/2017 @ 100
5.000%, 12/01/2018	2,660	2,713
West Bloomfield, School District, GO
4.000%, 05/01/2018	1,725	1,770

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Woodhaven-Brownstown County, School District, GO, Q-SBLF
4.000%, 05/01/2018	$1,790	$1,839
4.000%, 05/01/2019	2,140	2,260

		39,861

Minnesota — 2.9%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	536
4.000%, 01/01/2022	555	599
Maple Grove, Health Care Facilities, RAN
3.000%, 05/01/2019	1,000	1,030
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics, Ser A, RB, AGM
Callable 06/01/2017 @ 100
0.720%, 08/15/2037 (A)	450	450
Minnesota State, Housing Finance Agency, Ser A, RB
Callable 08/01/2017 @ 100
0.900%, 02/01/2018	2,400	2,397
Minnesota State, Housing Finance Agency, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	450	450
St. Paul, Housing & Redevelopment Authority, Ser A, RB, NATL
Callable 11/15/2017 @ 100
5.000%, 11/15/2020	1,410	1,436
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, GO
Callable 06/01/2018 @ 100
1.200%, 12/01/2018	21,335	21,337
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, Ser A, RB
Callable 06/01/2018 @ 100
1.300%, 12/01/2018	11,000	11,002

		39,237

Mississippi — 1.1%
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/2040 (A)	2,000	2,004
Mississippi State, Business Finance, Waste Management Project, RB
1.000%, 07/01/2017	3,885	3,885
Mississippi State, Business Finance, Waste Management Project, AMT, RB
1.450%, 03/01/2027 (A)	2,500	2,499

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2018	$595	$615
5.000%, 04/01/2019	1,650	1,759
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
1.400%, 09/01/2022 (A)(F)	2,000	2,001
Mississippi State, Hospital Equipment & Facilities Authority, Ser A, RB
5.000%, 08/15/2017	2,300	2,318

		15,081

Missouri — 0.6%
Kansas City, Industrial Development Authority, RB, AMBAC
Pre-Refunded @ 100
5.000%, 12/01/2017 (D)	1,000	1,021
Springfield, Ser B, AMT, RB
5.000%, 07/01/2019	2,940	3,162
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,316
St. Louis, Industrial Development Authority, RB, AMBAC
1.600%, 07/15/2018 (E)	2,000	1,967

		7,466

Montana — 0.5%
Montana State, Board of Investments, Inter Capital Program, Municipal Finance Consolidation Act Bonds, RB
Callable 03/01/2018 @ 100
1.200%, 03/01/2042 (A)	7,000	7,001

Nebraska — 0.1%
Central Plains, Energy Project No. 1, RB
1.305%, 12/01/2017 (A)	305	305
Nebraska State, Public Power District, RB
4.000%, 01/01/2018	575	586
Scotts Bluff County, Hospital Authority, RB
5.000%, 02/01/2019	500	525
4.000%, 02/01/2018	300	304

		1,720

Nevada — 0.2%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,750
Nevada State, System of Higher Education, Ser B, RAN
3.000%, 07/01/2017	1,125	1,127

		2,877

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

New Hampshire — 0.5%
Cheshire County, TAN
2.000%, 12/29/2017	$3,500	$3,521
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	600	645
5.000%, 10/01/2019	2,000	2,002
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	400	408

		6,576

New Jersey — 8.3%
Burlington County, Bridge Commission, Ser B, RAN
2.000%, 04/24/2018	5,265	5,306
East Rutherford Borough, BAN
Callable 09/15/2017 @ 100
1.650%, 03/15/2018	8,292	8,289
Gloucester County, Solid Waste Improvement Authority, Waste Management Project, Ser A, RB
2.125%, 12/01/2029 (A)	1,800	1,808
Hamilton Township, BAN
2.000%, 05/23/2018	7,016	7,088
Hammonton, BAN
2.000%, 11/22/2017	3,353	3,366
Hudson County, Improvement Authority, Ser B1, RAN
2.000%, 06/27/2017	2,990	2,992
Lyndhurst Township, BAN
2.000%, 03/15/2018	6,403	6,432
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	2,500	2,577
New Jersey State, Economic Development Authority, RB
5.250%, 09/01/2019	540	572
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,275
New Jersey State, Educational Facilities Authority, RAN
5.000%, 06/01/2017	5,000	5,000
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/15/2017	1,915	1,918
New Jersey State, Educational Facilities Authority, Ser B, RB
3.000%, 09/01/2017	3,025	3,038

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RAN
5.000%, 12/01/2019	$1,000	$1,082
5.000%, 12/01/2020	1,500	1,660
New Jersey State, Housing & Mortgage Finance Agency, NCC Manor Project, Ser K, RB
1.050%, 02/01/2018 (A)	3,000	3,000
New Jersey State, Housing & Mortgage Finance Agency, Passaic Housing Authority Project, RB
1.000%, 01/15/2019 (A)	5,040	5,040
New Jersey State, Housing & Mortgage Finance Agency, RB
0.950%, 03/01/2018 (A)	3,000	2,999
1.200%, 10/01/2019 (A)	4,410	4,414
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,553
1.050%, 05/01/2018	6,560	6,553
1.000%, 11/01/2017	1,500	1,500
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	14,130	14,940
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/2017	1,200	1,226
New Jersey State, Transportation Trust Fund Authority, Ser A, RAN
5.750%, 06/15/2017	1,965	1,969
New Jersey State, Transportation Trust Fund Authority, Ser A, RAN, AGM
5.250%, 12/15/2020	2,000	2,229
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 12/15/2017	2,900	2,958
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2018	2,500	2,573
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	215	221
Stafford Township, Ser A, BAN
2.250%, 05/09/2018	2,000	2,023

		112,601

New Mexico — 0.5%
Farmington, Pollution Control, El Paso Electric Project, RB
1.875%, 06/01/2032 (A)	1,500	1,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
1.224%, 08/01/2017 (A)	$5,000	$5,000
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser A, RB
5.000%, 11/01/2039 (A)	350	377

		6,878

New York — 10.5%
Adirondack, Central School District, BAN
1.500%, 07/20/2017	2,041	2,042
Akron, Central School District, BAN
2.000%, 06/22/2017	1,000	1,001
Brooklyn Arena, Local Development Authority, Barclays Center Project, Ser A, RB
5.000%, 07/15/2017	250	251
Eaton Vance, Municipal Income Trust, AMT, RB
Callable 07/03/2017 @ 101
2.260%, 09/01/2019 (A)(F)	3,000	3,002
Evans, Ser A, BAN
1.500%, 06/09/2017	4,470	4,470
Geneva, BAN
2.375%, 05/09/2018	8,500	8,613
Guilderland, Central School District, Ser A, BAN
1.000%, 06/30/2017	485	485
Hamburg, BAN
2.000%, 07/06/2017	2,000	2,002
Henrietta Fire District, BAN
1.050%, 08/16/2017	4,200	4,197
Long Beach, Ser A, GO
2.000%, 02/15/2018	8,000	8,036
Malone, Central School District, Ser A, BAN
1.500%, 06/30/2017	100	100
Marathon, Central School District, BAN
2.000%, 06/09/2017	8,475	8,477
Metropolitan New York, Transportation Authority, Ser 2005D, RAN
Callable 06/01/2017 @ 100
0.810%, 11/01/2035 (A)(C)	2,100	2,100
Metropolitan New York, Transportation Authority, Ser 2015E-1, RB
Callable 06/01/2017 @ 100
0.740%, 11/15/2050 (A)(C)	1,000	1,000
Metropolitan New York, Transportation Authority, Ser A-1C, RAN
2.000%, 08/01/2017	5,000	5,010
Metropolitan New York, Transportation Authority, Ser D2, RB
1.120%, 11/15/2044 (A)	4,000	3,998
Metropolitan New York, Transportation Authority, Ser D2, RB
4.000%, 11/15/2034 (A)	3,000	3,174

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser G1, RB
1.004%, 11/01/2032 (A)	$1,100	$1,098
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2017	6,880	7,021
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2017	1,110	1,127
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2017	1,500	1,515
New York City, Housing Development, RB
1.850%, 05/01/2021 (A)	2,000	2,018
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
1.450%, 05/01/2050 (A)	1,005	1,004
New York City, Ser A, GO
Callable 06/01/2017 @ 100
0.790%, 08/01/2044 (A)	3,400	3,400
New York City, Ser C4, GO, AGC
1.100%, 10/01/2027 (A)	350	350
New York City, Sub-Ser H-5, GO
Callable 06/02/2017 @ 100
0.950%, 03/01/2034 (A)(C)	4,255	4,255
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A3, RB
Callable 06/01/2017 @ 100
0.950%, 08/01/2023 (A)	5,750	5,750
New York City, Water & Sewer System Finance Authority, Sub-Ser AA-1, RB
Callable 06/01/2017 @ 100
0.750%, 06/15/2032 (A)	500	500
New York City, Water & Sewer System, RB
Callable 06/15/2017 @ 100
0.950%, 06/15/2032 (A)	2,800	2,800
New York State, Dormitory Authority, RB
4.000%, 12/01/2018 (F)	1,300	1,341
New York State, Environmental Facilities, Ser S, RB
2.750%, 07/01/2017	710	711
New York State, Housing Finance Agency, RB
Callable 06/01/2017 @ 100
0.850%, 05/01/2048 (A)(C)	3,690	3,690
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	10,025
1.100%, 05/01/2019	3,000	2,992
0.950%, 11/01/2018	7,900	7,876

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nuveen, Free Quality Municipal Income Fund, AMT
Callable 06/01/2017 @ 100
1.010%, 05/01/2047 (A)(F)	$4,000	$4,000
Olean, BAN
2.000%, 06/15/2017	6,799	6,801
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB
Callable 06/01/2017 @ 100
0.780%, 12/01/2029 (A)(C)	1,740	1,740
Oyster Bay, Ser A, BAN
3.500%, 06/01/2018	1,000	1,007
Queensbury, Union Free School District, GO
2.250%, 04/27/2018	2,500	2,528
Rochester, Ser II, BAN
2.000%, 08/04/2017	2,069	2,073
Tompkins County, Development Revenue, Cortland Community College, RB
5.000%, 07/01/2017	1,005	1,007
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,186
4.000%, 06/01/2019	3,000	3,139
3.000%, 06/01/2018	2,000	2,033

		141,945

North Carolina — 0.8%
Charlotte, 2003 Governmental Facilities Project, COP
Callable 06/01/2017 @ 100
0.750%, 06/01/2033 (A)	1,900	1,900
North Carolina State, Grant Anticipation Vehicle, RB
4.000%, 03/01/2023 (A)	2,000	2,015
North Carolina State, Medical Care Commission, Novant Health Group Project, Ser A, RB
Callable 06/01/2017 @ 100
0.780%, 11/01/2034 (A)	1,760	1,760
Raleigh, Downtown Improvement Project, COP
Callable 08/01/2017 @ 100
0.780%, 02/01/2034 (A)	4,850	4,850

		10,525

Ohio — 3.2%
Akron, Income Tax Revenue Various Purpose, RB
2.500%, 12/13/2017	3,000	3,020
Crawford County, Avita Health System Project, RB
Callable 07/03/2017 @ 100
1.430%, 11/01/2017	2,325	2,326

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cuyahoga, Metropolitan Housing Authority, RB
1.000%, 09/01/2019 (A)	$4,450	$4,437
Forest Park, BAN
1.500%, 08/23/2017	2,600	2,602
Franklin County, Poindexter Phase IIA Project, RB
1.100%, 12/01/2018 (A)	2,000	2,000
Hamilton County, Cincinnati Children’s Hospital Project, RB
5.000%, 05/15/2018	450	467
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2018	280	284
4.000%, 01/01/2019	550	570
4.000%, 01/01/2020	575	605
Kettering, School District, GO
5.000%, 12/01/2017	1,000	1,021
5.000%, 12/01/2018	1,000	1,061
Lakewood, Income Tax Revenue Various Purpose, RAN
2.000%, 04/02/2018	955	962
Lancaster, Port Authority, RB
1.254%, 08/01/2018 (A)	1,335	1,334
Logan County, Capital Facilities, BAN
2.000%, 12/20/2017	3,000	3,011
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/2017	555	560
Lorain County, Various Purpose, Ser B, BAN
1.250%, 11/09/2017	2,500	2,503
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/2034 (A)	4,000	1,660
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
2.250%, 09/01/2033 (A)	1,255	1,268
Ohio State, Housing Finance Agency, Multi-Family Northland Village Apartment Project, RB
1.000%, 05/01/2019 (A)	3,000	2,999
Ohio State, Housing Finance Agency, RB
1.300%, 03/01/2020 (A)	2,750	2,751
Sandusky, City School District, GO
2.500%, 06/01/2017	4,000	4,000
Tipp City, Various Purpose, Ser A, BAN
1.750%, 02/14/2018	2,482	2,491
Trenton, Various Purpose, BAN
Callable 07/03/2017 @ 100
1.340%, 11/17/2017	1,100	1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Union County, BAN
Callable 07/03/2017 @ 100
1.200%, 03/28/2018	$890	$890

		43,922

Oklahoma — 1.6%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/2017	1,065	1,072
Logan County, Independent School District No. 1 Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,072
Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2019 (A)	4,105	4,014
Oklahoma State, Housing Finance Agency, Savanna Landing Apartments Project, RB
0.850%, 07/01/2019 (A)	3,000	2,993
Tulsa County, Broken Arrow Independent School District No. 3, GO
3.000%, 04/01/2019	2,830	2,927
Tulsa County, Industrial Authority, Indian Springs Apartments Project, RB
0.850%, 09/01/2019 (A)	7,885	7,875
Tulsa, Airports Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/2017	1,090	1,090

		21,043

Oregon — 1.1%
Clackamas County, Hospital Facility Authority, Ser B, RB
Callable 06/01/2017 @ 100
0.740%, 06/01/2037 (A)(C)	500	500
Gilliam County, Solid Waste Disposal Revenue, Waste Management Project, AMT, RB
1.600%, 07/01/2038 (A)	15,000	15,000

		15,500

Multi-State — 0.2%
BB&T Municipal Trust, RB
1.280%, 06/30/2017 (A)(C)(F)	2,082	2,082

Pennsylvania — 6.7%
Armstrong, School District, GO
Callable 03/15/2019 @ 100
2.375%, 03/15/2020	715	727
Beaver County, Industrial Development Authority, Pollution Control, Ser B, RB
2.500%, 12/01/2041 (A)	1,000	990

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bethlehem, Area School District, Ser AA, GO, AGC
Callable 04/15/2019 @ 100
4.000%, 10/15/2019	$850	$887
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2018	500	508
4.000%, 01/01/2019	535	555
Dover Area, School District, GO
4.000%, 04/01/2020	1,050	1,125
Downingtown Area, School District, GO
1.460%, 05/01/2030 (A)	2,000	2,002
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	450
3.000%, 12/01/2017	285	288
Hempfield Area, School District, GO
4.000%, 10/15/2017	900	910
Indiana County, Industrial Development Authority, GO
Callable 10/01/2018 @ 100
1.550%, 04/01/2019	9,760	9,784
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
0.900%, 02/15/2027 (A)	6,500	6,500
0.900%, 09/01/2029 (A)	7,330	7,329
Lehigh County, Lehigh Valley Health Network, RAN
5.000%, 07/01/2017	2,140	2,147
Penn Hills, School District, GO, BAM
3.000%, 10/01/2017	1,000	1,005
Pennsylvania State, COP, AGM
4.000%, 11/01/2018	1,945	2,014
3.000%, 11/01/2017	1,000	1,007
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/2021 (A)	3,000	3,007
Pennsylvania State, GO
5.000%, 07/01/2017	8,780	8,811
5.000%, 02/01/2019	3,045	3,248
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Messiah College Project, Ser I3, RB
1.200%, 11/01/2031 (A)	2,570	2,569
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Mount Aloysius Project, RB
1.250%, 11/01/2041 (A)	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, York College Project, RB
1.350%, 05/01/2034 (A)	$2,440	$2,441
Pennsylvania State, Higher Educational Facilities Authority, East Stroudsburg Student Housing Project, Ser 1B, BAN
Callable 08/01/2017 @ 100
0.875%, 02/01/2018	5,000	4,994
Pennsylvania State, Housing Finance Agency, RB
1.850%, 12/01/2019 (A)	3,000	3,020
Pennsylvania State, Public School Building Authority, RB
5.000%, 06/01/2017	1,500	1,500
5.000%, 04/01/2018	920	945
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2017	1,440	1,470
Pennsylvania State, Turnpike Commission, Ser B1, RB
Callable 07/03/2017 @ 100
1.210%, 12/01/2017 (A)	4,000	4,001
Pennsylvania, Capital Region Water, Ser A, RB
5.000%, 07/15/2019	1,350	1,454
Philadelphia, Gas Works, RB
4.000%, 08/01/2017	2,000	2,010
Philadelphia, School District, Ser D, GO
5.000%, 09/01/2018	1,000	1,039
Upper Darby, GO, AGM
Callable 07/03/2017 @ 100
2.250%, 10/01/2017	310	310
Washington County, Hospital Authority, RB
0.800%, 07/01/2031 (A)(C)	3,000	2,999
0.800%, 07/01/2037 (A)(C)	6,000	5,999
York County, GO
0.977%, 06/01/2033 (A)	1,890	1,890

		91,435

Rhode Island — 0.8%
Rhode Island State, Commerce Department of Transportation, RB
5.000%, 06/15/2019	1,000	1,075
Rhode Island State, Health & Educational Building Authority, Providence College Project, RB
4.000%, 11/01/2017	500	506
Rhode Island State, Health & Educational Building Authority, RB, AGM
3.000%, 05/15/2018	4,000	4,066

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island State, Housing & Mortgage Finance, RB
1.460%, 10/01/2045 (A)	$2,000	$1,999
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	1,805	1,803
1.200%, 10/01/2018	1,495	1,492

		10,941

South Carolina — 1.8%
Piedmont Municipal Power Agency, RB
Callable 01/01/2018 @ 100
5.250%, 01/01/2019	2,895	2,967
Piedmont Municipal Power Agency, RB
Pre-Refunded @ 100
5.250%, 01/01/2018 (D)	1,105	1,134
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,780
4.000%, 12/01/2017	1,130	1,145
South Carolina State, Housing Finance & Development Authority, RB
1.400%, 01/01/2019 (A)	3,230	3,231
South Carolina State, Housing Finance & Development Authority, RB
0.900%, 08/01/2019 (A)	6,745	6,725
South Carolina State, Public Service Authority, RB
1.800%, 01/01/2050 (A)(F)	7,000	7,000

		23,982

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2017	500	504
3.000%, 11/01/2018	500	514

		1,018

Tennessee — 0.6%
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	806
Memphis-Shelby County, Airport Authority, Ser B, AMT, RAN
5.000%, 07/01/2017	4,905	4,919
Shelby County, Health Educational & Housing Facilities Board, RB, AGM
Callable 06/01/2017 @ 100
0.740%, 06/01/2042 (A)	900	900

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/2018	$2,000	$2,047

		8,672

Texas — 10.0%
Alamito, Public Facilities, HACEP RAD Conversion Program Project, RB
1.000%, 10/01/2018 (A)	3,800	3,799
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
0.950%, 02/15/2039 (A)	2,000	1,992
Cypress-Fairbanks, Independent School District, Ser B1, GO, PSF-GTD
0.900%, 02/15/2040 (A)	3,000	2,985
Dallas, Independent School District, Ser B3, GO, PSF-GTD
5.000%, 02/15/2036 (A)	5,000	5,319
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/2017	5,000	5,087
Del Rio, GO, BAM
4.000%, 06/01/2017	980	980
4.000%, 06/01/2018	440	453
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/2037 (A)	2,200	2,201
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.900%, 08/01/2040 (A)	2,000	1,995
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/2040 (A)	5,850	5,861
Georgetown, Independent School District, GO
2.000%, 08/01/2034 (A)	3,000	3,022
Georgetown, Independent School District, Ser B, GO, PSF-GTD
2.500%, 08/01/2041 (A)	2,330	2,335
Harris County-Houston, Sports Authority, Ser C, RB
4.000%, 11/15/2017	545	552
Houston, Independent School District, GO, PSF-GTD
1.700%, 06/01/2030 (A)	1,065	1,071
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	9,205	9,205
Houston, Independent School District, Ser A1B, BAN, PSF-GTD
1.500%, 06/09/2017	8,430	8,600

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Independent School District, Ser A2, GO, PSF-GTD
4.000%, 06/01/2039 (A)	$6,775	$6,775
Houston, Independent School District, Ser B, GO, PSF-GTD
1.450%, 06/01/2035 (A)	11,400	11,400
Lamar, Consolidated Independent School District, Ser A, RB
1.050%, 08/15/2047 (A)	2,100	2,100
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/2018	2,200	2,300
Mansfield, Independent School District, GO, PSF-GTD
1.750%, 08/01/2042 (A)	1,230	1,231
Midlothian, Independent School District, Ser B, RAN, PSF-GTD
2.500%, 08/01/2052 (A)	3,000	3,043
New Hope, Cultural Education Facilities Finance, Student Housing Construction Project, RAN
Callable 08/01/2017 @ 100
1.000%, 02/01/2018	5,900	5,891
North East, Independent School District, Ser B, GO, PSF-GTD
1.420%, 08/01/2040 (A)	1,690	1,679
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2018	500	512
North Texas, Tollway Authority, Ser C, RAN
1.950%, 01/01/2038 (A)	1,410	1,423
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045 (A)	3,675	3,692
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
Callable 06/01/2017 @ 100
1.400%, 04/01/2040 (A)	2,200	2,200
SA Energy Acquisition Public Facility, Gas Supply, RB
5.250%, 08/01/2018	2,000	2,088
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.000%, 12/01/2027 (A)	3,820	3,860
San Antonio, Housing Trust Finance, Freedom Hills Ranch Apartments Project, RB
Callable 07/01/2017 @ 100
1.000%, 01/01/2018	2,000	1,998
San Antonio, Public Service Board, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	3,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Starr County, GO, AMBAC
Callable 07/03/2017 @ 100
4.000%, 08/15/2017	$500	$501
Tarrant County, Cultural Education Facilities Finance, RB
4.000%, 11/15/2018	1,000	1,031
4.000%, 11/15/2019	1,030	1,081
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB
Callable 02/01/2018 @ 100
1.000%, 08/01/2018	2,900	2,896
Tender Option Bond Trust Receipts, Ser 2017-ZM0512, RB, AGC
1.010%, 01/01/2023 (A)(F)	2,500	2,500
Texas State, Department of Housing & Community Affairs, Chisolm Trace Cheyenne Village Apartment Project, RB
0.800%, 06/01/2018 (A)	6,750	6,750
Texas State, Municipal Gas Acquisition & Supply II, RB
1.230%, 09/15/2017 (A)	260	260
Texas State, Various Water Financial Assistance, Ser B2, GO
2.000%, 08/01/2025 (A)	3,125	3,130
Texas State, Various Water Financial Assistance, Ser S, GO
2.000%, 08/01/2029 (A)	2,145	2,145
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD
1.100%, 02/15/2043 (A)	2,395	2,381
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/2017	580	583
Trinity, River Authority, RB
2.500%, 02/01/2018	2,490	2,518
Williamson County, Limited Tax, GO
1.450%, 08/15/2034 (A)	2,000	2,006

		136,451

Vermont — 0.1%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	1,220	1,229

Virginia — 0.4%
American Municipal Power, RAN
2.250%, 03/27/2018	1,453	1,464
Prince William County, Industrial Development Authority, Ser 2017A, RB
1.350%, 07/01/2019 (A)	2,000	2,003

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2017-ZM0511, RB, AGM
1.010%, 07/01/2024 (A)(F)	$2,500	$2,500

		5,967

Washington — 1.0%
Energy Northwest, Wind Project, RB
5.000%, 07/01/2017	750	753
Tender Option Bond Trust Receipts, Ser 2015-XF0042, RB
Callable 11/01/2019 @ 100
1.030%, 11/01/2024 (A)(F)	2,500	2,500
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/2017	500	509
5.000%, 11/15/2018	655	692
Washington State, Higher Education Facilities Authority, RB
Callable 06/01/2017 @ 100
0.750%, 10/01/2029 (A)	1,700	1,700
Washington State, Housing Finance Commission, Ser 2017A, RB
Callable 05/01/2019 @ 100
1.400%, 11/01/2019	7,000	7,008

		13,162

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Shepherd University Foundation, BAN
Callable 08/01/2017 @ 100
1.200%, 02/01/2018	4,250	4,250

Wisconsin — 0.3%
Wisconsin State, Public Finance Authority, Educational Facilities, RB
5.000%, 01/01/2018	510	519
5.000%, 01/01/2019	390	408
Wisconsin State, Ser 1, RB
5.000%, 07/01/2017	2,940	2,951

		3,878

Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 4, AMT, RB
1.150%, 06/01/2017	200	200

Total Municipal Bonds
(Cost $1,317,959) ($ Thousands)		1,316,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (G) — 1.2%
Harris County
0.880%, 07/19/2017	$7,000	$7,000
Metropolitan Washington
0.940%, 09/26/2017	10,000	10,001
Total Commercial Paper
(Cost $17,000) ($ Thousands)		17,001

Total Investments — 98.1%
(Cost $1,334,959) ($ Thousands) @		$1,333,484

Percentages are based on Net Assets of $1,359,171 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2017.
(B)	Security is escrowed to maturity.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2017, the value of these securities amounted to $26,926 ($ Thousands), representing 2.0% of the Net Assets of the Fund.
(G)	The rate reported is the effective yield at the time of purchase.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AICUP— Association of Independent Colleges & Universities of Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HACEP— Housing Authority of the City of EI Paso

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF— Qualified School Bond Loan Fund

RAD— Rental Assistance Demonstration Project

RAN— Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TSASC — Tobacco Settlement Asset Securitization Corporation

XLCA — XL Capital Assurance

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $1,334,959 ($ Thousands), and the unrealized appreciation and depreciation were $1,677 ($ Thousands) and $(3,152) ($ Thousands), respectively.

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Short Duration Municipal Fund (Concluded)

As of May 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2017 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.3%
California — 98.6%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,441
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,678
5.000%, 10/01/2023	2,160	2,569
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	1,000	1,161
Burbank, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 12/01/2023	625	753
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Pre-Refunded @ 100
5.000%, 05/01/2018 (A)	845	878
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/2019	1,390	1,499
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,458
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/2018 (B)	260	272
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	357
5.000%, 10/01/2025	400	501
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2020	505	555
4.000%, 10/01/2021	500	560
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	254
5.000%, 09/01/2021	325	377
5.000%, 09/01/2022	800	952
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	785	926

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	$650	$807
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	997
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/2019	1,250	1,371
California State, GO
5.000%, 09/01/2025	1,500	1,869
5.000%, 08/01/2026	5,000	6,269
5.000%, 09/01/2026	2,000	2,509
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,865
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2023	5,000	5,868
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,714
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,392
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	463
5.000%, 06/01/2026	350	397
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,173
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	579
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019 (B)	375	393
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/2018 @ 100
5.250%, 08/15/2022	3,500	3,682

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	$1,000	$1,202
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB
Callable 06/01/2017 @ 100
0.500%, 09/01/2037 (C)(D)	200	200
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	418
5.000%, 02/01/2024	500	606
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,162
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,329
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,193
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2024	650	777
5.000%, 07/01/2025	500	600
5.000%, 07/01/2027	1,170	1,405
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019 (B)	610	644
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/15/2019 (A)	1,295	1,410
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,358
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,128
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,848
California State, School Finance Authority, Charter School Refunding Bond, Aspire Public School, RB
5.000%, 08/01/2023 (E)	825	943
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	$200	$236
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,747
5.000%, 05/15/2024	1,445	1,708
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	569
5.000%, 10/01/2022	500	581
5.000%, 10/01/2023	500	590
California State, Statewide Communities Development Authority, Jewish Home Project, Ser C, RB
Callable 07/03/2017 @ 100
2.500%, 08/01/2020	2,250	2,255
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,000	3,219
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	592
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,393
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,194
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,612
5.000%, 10/01/2020	5,000	5,649
5.000%, 12/01/2023	2,295	2,797
California State, Various Purposes, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2022	5,000	5,495
California State, Various Purposes, GO
Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,107
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,369
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	6,059

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Contra Costa, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (A)	$3,015	$3,344
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/2018	500	528
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	4,111
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	976
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,732
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,777
4.000%, 06/01/2021	1,500	1,672
Eastern California, Municipal Water District, Ser A, RB
5.000%, 07/01/2026	1,000	1,258
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	535
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,236
Fresno, Joint Powers Financing Authority, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,801
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,080
5.000%, 06/01/2021	1,000	1,146
Golden State, Tobacco Securitization, Ser A-1, RB
5.000%, 06/01/2021	2,000	2,263
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,755
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,203
Imperial, Irrigation District Electric System Revenue Authority, Ser A, RB
5.000%, 11/01/2019	1,020	1,119
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	903
5.000%, 11/01/2025	1,000	1,252
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	773
Inglewood, Successor Agency to the Redevelopment Agency, Ser 2017A, TA, BAM
5.000%, 05/01/2025	1,000	1,200
5.000%, 05/01/2026	500	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jurupa, Public Financing Authority, Ser A, RB
5.000%, 09/01/2019	$475	$515
Lancaster, Successor Agency to the Redevelopment Agency, TA, AGM
5.000%, 08/01/2024	435	523
5.000%, 08/01/2025	570	693
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,136
Long Beach, Community College District, Ser B, GO
Callable 08/01/2022 @ 100
5.000%, 08/01/2025	2,000	2,356
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,225
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,863
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	582
5.000%, 05/15/2022	900	1,024
5.000%, 05/15/2023	700	808
Long Beach, Unified School District, GO
Callable 08/01/2019 @ 100
5.250%, 08/01/2021	120	131
Long Beach, Unified School District, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/2019 (A)	1,880	2,055
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	3,500	3,932
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	3,047
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,392
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,416
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,189
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,189
Los Angeles, Community Facilities District, RB
5.000%, 09/01/2021	1,050	1,184

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2023	$3,090	$3,669
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2022	1,080	1,270
5.000%, 05/15/2023	800	959
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser D, AMT, RB
5.000%, 05/15/2023	4,000	4,777
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,653
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,211
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,253
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,400	1,611
5.000%, 08/01/2024	2,000	2,439
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	297
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	880
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,270
5.000%, 07/01/2024	1,060	1,303
5.000%, 07/01/2025	2,000	2,495
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,300
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,419
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Milpitas, Successor Agency to the Redevelopment Agency, Redevelopment Project, TA
5.000%, 09/01/2021	$1,000	$1,151
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/2021 (A)	3,000	3,607
Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,208
5.000%, 03/01/2026	1,780	2,164
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2021	1,100	1,256
Orange County, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	629
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/2018	300	315
Palm Desert, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,441
Palomar Health, Ser A, GO
5.000%, 08/01/2025	1,140	1,397
5.000%, 08/01/2026	1,360	1,675
Palomar, Community College District, GO
5.000%, 05/01/2023	750	905
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	702
5.000%, 08/01/2024	1,300	1,601
Pittsburg, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,563
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	805
Poway, Successor Agency to the Redevelopment Agency, Paguay Redevelopment Project, Ser A, TA
5.000%, 06/15/2021	2,770	3,152
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/2022	1,500	1,767
Sacramento, Area Flood Control Agency, GO
5.000%, 10/01/2026	850	1,071
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	616
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,263

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 12/01/2024	$1,000	$1,220
Sacramento, Unified School District, GO
5.000%, 07/01/2021	1,125	1,292
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	4,094
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/2022	1,500	1,774
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,338
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/2024	1,200	1,432
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,682
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/2021	1,395	1,606
San Diego County, Water Authority, Ser A, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2023	5,000	5,725
San Diego, Community College District, GO
5.000%, 08/01/2020	1,625	1,829
5.000%, 08/01/2024	1,000	1,236
San Diego, Public Facilities Financing Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	1,000	1,080
San Diego, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2022	700	833
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	626
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,346
5.000%, 04/01/2026	1,425	1,670
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,381
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,509
5.000%, 05/01/2025	1,000	1,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2020 (A)	$1,075	$1,199
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,167
San Francisco City & County, Public Utilities Commission, Sub-Ser A, RB
5.000%, 11/01/2026	6,000	7,618
San Francisco City & County, Redevelopment Agency, Mission Bay North Redevelopment Project, Ser A, TA
5.000%, 08/01/2023	425	507
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	274
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	321
San Francisco City & County, Ser R1, GO
5.000%, 06/15/2018	810	846
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,605
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,500
San Marcos, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 10/01/2021	750	870
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,128
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/2021 @ 100
5.000%, 06/01/2023	1,000	1,150
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,274
Sonoma County, Junior College District, GO
5.000%, 08/01/2021	2,100	2,432
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	832

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	$725	$846
South Orange County, Public Financing Authority, Senior Lien, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	828
5.000%, 08/15/2024	1,000	1,136
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,760
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/2019	1,000	1,086
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	577
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,521
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,957
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	530
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,198
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,186
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,531
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,248
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	968
5.000%, 09/01/2023	1,000	1,166
Tustin, Unified School District, GO, BAM
5.000%, 09/01/2022	1,000	1,169
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,447
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,224

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Upland Community, Successor Agency to the Redevelopment Agency, Community Redevelopment Project, TA
5.000%, 09/01/2025	$1,280	$1,543
Upland Community, Successor Agency to the Redevelopment Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/2018	1,000	1,038
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,353
5.000%, 09/01/2025	1,430	1,772

		338,365

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	2,000	2,334

Total Municipal Bonds
(Cost $328,947) ($ Thousands)		340,699

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.620%**†	778,967	779

Total Cash Equivalent
(Cost $779) ($ Thousands)		779

Total Investments — 99.5%
(Cost $329,726) ($ Thousands) @		$341,478

Percentages are based on Net Assets of $343,273 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2017.

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2017.

(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2017, the value of these securities amounted to $943 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

California Municipal Bond Fund (Concluded)

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $329,726 ($ Thousands), and the unrealized appreciation and depreciation were $12,261 ($ Thousands) and $(509) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$340,699	$–	$340,699
Cash Equivalent	779	–	–	779

Total Investments in Securities	$779	$340,699	$–	$341,478

Amounts designated as “—” are $0.

For the period ended May 31, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 5/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$–	$10,081	$(9,302)	$779	$4

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Connecticut — 1.0%
Connecticut State, Health & Educational Facility Authority, Yale University, Ser V1, RB
Callable 06/01/2017 @ 100
0.420%, 07/01/2036 (A)	$700	$700

Guam — 0.3%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	250	254

Massachusetts — 97.4%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	1,000	1,229
Beverly, Municipal Purpose Loan, GO
Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	548
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,205
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	611
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,128
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	573
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,165
Marthas Vineyard Land Bank, RB, BAM
5.000%, 05/01/2023	200	237
Massachusetts Bay Transportation Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,250
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	645
5.000%, 07/01/2022	500	591
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,164
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	945
5.250%, 07/01/2021	800	931
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	593
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2021	1,000	1,158
5.000%, 02/01/2023	1,000	1,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/2022	$1,000	$1,174
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	540	603
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	237
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	831
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Pre-Refunded @ 100
5.000%, 07/01/2017 (B)	250	251
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,205
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	235
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	547
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H1, RB
5.000%, 07/01/2024	500	602
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	612
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	249
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/2017 @ 100
5.000%, 09/01/2018	250	253
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,146
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	916

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	$1,000	$1,199
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,254
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O2, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	595
Massachusetts State, Development Finance Agency, RB
5.000%, 10/01/2026	600	695
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	603
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	463
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	586
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2024	180	197
Massachusetts State, Development Finance Agency, Suffolk University, RB
Pre-Refunded @ 100
6.000%, 07/01/2019 (B)	320	353
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/2019	300	317
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	484
Massachusetts State, Development Finance Agency, Williams College, Ser S, RB
5.000%, 07/01/2027	750	954
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	459
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	$500	$564
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	500	525
5.000%, 01/01/2021	500	549
Massachusetts State, Federal Highway Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,178
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/15/2019 (B)	500	551
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/2022	250	302
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	655
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/03/2017 @ 100
5.000%, 07/01/2018	200	201
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/2021	1,000	1,154
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,236
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/2021	300	346
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	559
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	810
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	636
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,157
5.000%, 05/15/2023	1,000	1,202
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,182

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/2021	$210	$244
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	1,250	1,568
Massachusetts State, Ser B, GO
5.250%, 08/01/2022	500	599
5.250%, 08/01/2023	250	306
5.000%, 08/01/2023	500	605
5.000%, 07/01/2024	1,000	1,227
5.000%, 07/01/2026	1,000	1,255
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,198
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,260
5.000%, 10/01/2024	1,000	1,232
5.000%, 10/01/2025	1,000	1,247
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,251
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	604
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,264
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	614
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,233
Quincy, Municipal Purpose Loan, GO
5.000%, 06/01/2024	1,030	1,263
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,191
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,248
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	617
Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,145
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	604

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	$1,000	$1,184

		71,504

Total Municipal Bonds
(Cost $69,879) ($ Thousands)		72,458

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.620%**†	921,895	922

Total Cash Equivalent
(Cost $922) ($ Thousands)		922

Total Investments — 100.0%
(Cost $70,801) ($ Thousands) @		$73,380

Percentages are based on Net Assets of $73,348 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2017.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2017.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $70,801 ($ Thousands), and the unrealized appreciation and depreciation were $2,773 ($ Thousands) and $(194) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$72,458	$–	$72,458
Cash Equivalent	922	–	–	922

Total Investments in Securities	$922	$72,458	$–	$73,380

Amounts designated as “—” are $0.

For the period ended May 31, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$—	$8,346	$(8,232)	$114	$—

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Delaware — 1.0%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,196

Guam — 1.0%
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	1,000	1,171

New Jersey — 86.5%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	972
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,292
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,685
4.000%, 08/15/2022	1,265	1,426
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,309
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,349
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,167
Camden County, Improvement Authority, RB
5.000%, 01/15/2025	420	507
5.000%, 01/15/2026	1,820	2,244
Carlstadt, School District, GO
5.000%, 05/01/2023	500	597
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	600
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,273
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	1,985	2,074
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,181
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,198
4.000%, 09/01/2018	460	477
Hudson County, Improvement Authority, RB
5.000%, 05/01/2026	500	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/2017 @ 100
5.000%, 12/01/2019	$550	$561
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	574
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/2018	700	718
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,258
Monmouth County, Improvement Authority, RB
5.000%, 10/01/2020	1,000	1,129
5.000%, 12/01/2025	450	561
Monmouth County, Various Purpose Bonds, GO
5.000%, 07/15/2025	3,280	4,116
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	837
5.000%, 04/01/2025	1,300	1,592
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,332
4.000%, 11/15/2020	485	533
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/2017 (A)	35	36
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	1,500	1,546
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,102
5.000%, 06/15/2024	685	751
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,641
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	2,000	2,118
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,595

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	$700	$733
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,210
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
5.000%, 07/01/2017	1,620	1,626
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2026	1,000	1,171
New Jersey State, Educational Facilities Authority, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,210
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,195
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	935	1,096
5.000%, 09/01/2023	1,000	1,217
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021 (A)	65	76
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,167
5.000%, 09/01/2020	1,220	1,372
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/2024	1,000	1,164
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,265
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,139
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020	2,040	2,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, RB
5.000%, 07/01/2022	$500	$581
5.000%, 07/01/2023	1,000	1,185
5.000%, 07/01/2025	1,000	1,210
5.000%, 07/01/2026	3,735	4,500
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,196
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,171
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/2020	1,000	1,096
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,708
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,111
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	500	580
5.000%, 07/01/2026	400	462
5.000%, 07/01/2027	500	575
New Jersey State, Ser A, COP
5.000%, 06/15/2018 (A)	1,250	1,302
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,429
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,761
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021 (A)	15	18
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,806
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,741

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	$1,000	$1,210
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2020	1,000	1,062
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2023	535	620
5.000%, 06/01/2024	605	695
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (B)	395	465
Ocean County, GO
4.000%, 08/01/2019	710	756
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	867
Passaic County, Improvement Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	646
Rutgers State University, Ser F, RB
Pre-Refunded @ 100
5.000%, 05/01/2019 (B)	2,040	2,199
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,230
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,093
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	479
South Jersey, Transportation Authority, Ser A1, RB, AGC
4.000%, 11/01/2017	600	607
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	713
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	695
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	609

		102,236

New York — 9.1%
New York & New Jersey, Port Authority, Ser 148, RB, AGM
Callable 08/15/2017 @ 100
5.000%, 08/15/2019	3,000	3,026

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	$2,000	$2,351
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,220
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,171
5.000%, 09/01/2023	1,000	1,191
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	1,500	1,776

		10,735

Pennsylvania — 1.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	1,500	1,574

Total Municipal Bonds
(Cost $113,938) ($ Thousands)		116,912

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.620%**†	1,003,012	1,003

Total Cash Equivalent
(Cost $1,003) ($ Thousands)		1,003

Total Investments — 99.7%
(Cost $114,941) ($ Thousands) @		$117,915

Percentages are based on Net Assets of $118,279 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2017.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New Jersey Municipal Bond Fund (Concluded)

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $114,941 ($ Thousands), and the unrealized appreciation and depreciation were $3,220 ($ Thousands) and $(246) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$116,912	$–	$116,912
Cash Equivalent	1,003	–	–	1,003

Total Investments in Securities	$1,003	$116,912	$–	$117,915

Amounts designated as “—” are $0.

For the period ended May 31, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 5/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$–	$16,374	$(15,371)	$1,003	$2

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
Guam — 1.0%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	$730	$743
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	500	554
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	500	583

		1,880

New York — 98.4%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	682
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,778
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	768
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	569
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	528
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,166
Build NYC Resource, Greater New York Project, RB
5.000%, 08/01/2022	200	234
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	284
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	636
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,302
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,172
5.000%, 05/01/2025	500	618
Erie County, Ser B, GO
5.000%, 06/01/2023	400	477
5.000%, 06/01/2024	1,200	1,455
Haverstraw-Stony Point, Central School District, GO 5.000%, 10/15/2022	325	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/2019 @ 100
5.250%, 07/01/2023	$1,500	$1,606
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	880
5.000%, 09/01/2023	500	599
Long Island, Power Authority, Ser C, RB
1.615%, 06/01/2017 (B)	500	502
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,869
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,187
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,133
5.000%, 11/15/2021	1,000	1,161
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/15/2019 (A)	500	552
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,566
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2021	2,000	2,323
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,187
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,182
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	1,000	1,162
5.000%, 11/15/2024	2,280	2,786
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,220
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	1,365	1,470
5.000%, 05/01/2023	325	389

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, Ser A, RB
5.000%, 07/01/2026	$1,050	$1,320
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,191
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,179
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	873
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	1,033
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,214
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,194
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,177
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,375
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,757
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,302
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,725
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,182
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,117
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,198
5.000%, 08/01/2025	4,915	6,091
New York City, Ser A1, GO
5.000%, 10/01/2021	1,000	1,159
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,154

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser C, GO
5.000%, 08/01/2025	$1,250	$1,549
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,423
New York City, Ser E, GO
5.000%, 08/01/2019	1,000	1,086
5.000%, 08/01/2024	2,000	2,451
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,154
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,415
New York City, Ser G1, GO
5.000%, 04/01/2020	1,000	1,110
New York City, Ser I1, GO
Callable 04/01/2019 @ 100
5.000%, 04/01/2020	1,000	1,077
New York City, Ser J, GO
5.000%, 08/01/2022	500	591
New York City, Ser J7, GO
5.000%, 08/01/2020	2,725	3,057
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	1,000	1,055
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/2018 (C)	15	15
New York City, Transitional Finance Authority Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,333
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,162
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/2021	1,000	1,163
New York City, Transitional Finance Authority, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	612
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/2019	500	537
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,147
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,729

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	$1,000	$1,181
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,254
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	596
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/2019 @ 100
5.500%, 02/15/2024	1,150	1,265
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,205
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/2018	1,000	1,021
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,151
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/2019 (A)	1,000	1,094
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/2018	795	828
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,208
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	111
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,166
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	404
5.000%, 07/01/2024	1,000	1,200
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,110
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	$1,000	$1,188
5.000%, 07/01/2025	1,000	1,233
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,243
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,127
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	962
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2020	1,000	1,112
5.000%, 07/01/2022	500	584
5.000%, 12/15/2022	1,475	1,764
5.000%, 03/15/2023	750	904
5.000%, 07/01/2023	2,250	2,708
5.000%, 03/15/2025	2,000	2,490
5.000%, 07/01/2025	1,000	1,236
5.000%, 07/01/2026	3,320	4,127
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2019 @ 100
5.250%, 02/15/2022	995	1,068
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,730
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/2019 (A)	5	5
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	541
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	2,009
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,295
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,223
New York State, Energy Research & Development Authority, AMT, RB, AMBAC
2.582%, 06/12/2017 (B)	2,000	1,920
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2020	1,100	1,229
5.000%, 06/15/2021	1,000	1,155
5.000%, 05/15/2024	1,445	1,784

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	$2,500	$2,874
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,453
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,174
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,334
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, RB
5.000%, 06/15/2021	1,000	1,155
5.000%, 06/15/2024	1,500	1,854
New York State, Environmental Facilities, RB
5.000%, 06/15/2026	1,000	1,272
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,607
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	596
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
5.250%, 04/01/2018	650	674
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	575
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2018 (A)	455	479
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	1,000	1,075
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2022	1,000	1,139
New York State, Transportation Development, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,416
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	$600	$676
Onondaga County, Trust for Cultural Resources, RB
5.000%, 05/01/2026	500	605
5.000%, 05/01/2027	500	607
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,132
5.000%, 10/15/2024	475	589
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	3,073
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,465
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	544
5.000%, 11/15/2023	1,500	1,827
5.000%, 11/15/2024	2,000	2,475
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,436
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,270
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,334
5.000%, 06/01/2025	750	881
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	885
Utility Debt Securitization Authority, Ser B, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2022	750	853
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,203
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	627
Westchester County, Ser C, GO
5.000%, 11/01/2017	5	5
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,077

		192,185

Total Municipal Bonds
(Cost $187,180) ($ Thousands)		194,065

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

New York Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.620%**†	3,591,740	$3,592

Total Cash Equivalent
(Cost $3,592) ($ Thousands)		3,592

Total Investments — 101.2%
(Cost $190,772) ($ Thousands) @		$197,657

Percentages are based on Net Assets of $195,220 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2017.

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2017.

(C)	Security is escrowed to maturity.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

FHA— Federal Housing Administration

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TSASC — Tobacco Settlement Asset Securitization Corporation

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $190,772 ($ Thousands), and the unrealized appreciation and depreciation were $7,062 ($ Thousands) and $(177) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$194,065	$–	$194,065
Cash Equivalent	3,592	–	–	3,592

Total Investments in Securities	$3,592	$194,065	$–	$197,657

Amounts designated as “—” are $0.

For the period ended May 31, 2017 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 5/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$–	$5,773	$(2,181)	$3,592	$4

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%
Guam — 0.6%
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	$750	$879

Pennsylvania — 98.5%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/2019	1,000	1,084
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	663
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,247
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/2019	500	547
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,129
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	2,750	3,091
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,209
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,138
Berks County, GO, AMBAC
5.850%, 11/15/2018	345	360
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,232
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,423
Bucks County, GO
5.000%, 05/01/2022	1,250	1,474
5.000%, 06/01/2022	425	503
5.000%, 06/01/2026	1,250	1,570
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/2020	500	560
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	376
Butler County, GO
5.000%, 07/15/2021	1,000	1,147
Canonsburg-Houston, Joint Sewer Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,576
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chester County, Ser A, GO
5.000%, 07/15/2026	$2,320	$2,928
Chester, Water Authority, RB
5.000%, 12/01/2021	500	583
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,146
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,214
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,206
Dauphin County, General Authority, Pinnacle Health System Project, Ser 9, RB
5.000%, 06/01/2024	600	719
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	768
5.000%, 11/01/2026	425	526
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,203
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,233
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,760
5.000%, 07/01/2025	1,000	1,161
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	776
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,201
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,147
5.000%, 03/15/2023	1,000	1,169
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,195
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	939
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,606

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	$500	$613
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/2019	1,060	1,159
Lehigh County, Ser A, RB
5.000%, 07/01/2024	1,300	1,559
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/2021	1,290	1,471
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,205
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,258
5.000%, 09/01/2026	690	817
5.000%, 09/01/2027	660	775
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,194
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,168
Montgomery County, Industrial Development Authority, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	832
Montgomery County, Ser C, GO
Callable 12/15/2019 @ 100
5.000%, 12/15/2023	880	968
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (A)	35	38
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,173
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,167
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	874
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	627
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,243
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	$1,000	$1,211
Pennsylvania State, GO
Callable 06/15/2024 @ 100
5.000%, 06/15/2026	1,325	1,565
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,118
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	646
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 08/15/2022	1,165	1,368
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	1,500	1,618
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,500	1,822
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, Ser 1, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	579
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (A)	1,465	1,621
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	1,009
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser B, RB
5.000%, 10/01/2021	1,130	1,313
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/2021	1,260	1,446

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	$500	$557
5.000%, 11/01/2022	660	765
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,692
Pennsylvania State, Public School Building Authority, City of Harrisburg Project, Ser 9, RB, AGM
5.000%, 12/01/2023	1,000	1,178
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, Ser A, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,927
Pennsylvania State, Ser 1, GO
5.000%, 07/01/2021	1,500	1,721
Pennsylvania State, Ser 1, GO
Callable 11/15/2021 @ 100
5.000%, 11/15/2022	1,000	1,153
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	1,000	1,129
Pennsylvania State, Turnpike Commission, Motor License Fund, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2023	1,000	1,154
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	594
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	2,050	2,409
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,208
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	399
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	1,031
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	665
5.000%, 12/01/2025	600	728
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2019 @ 100
5.000%, 12/01/2020	2,000	2,192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	$1,250	$1,503
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,171
Philadelphia, Authority for Industrial Development, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,206
Philadelphia, Authority for Industrial Development, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	497
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,538
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,355
Philadelphia, Gas Works Revenue Authority, Ser B, RB, NATL
7.000%, 05/15/2020 (B)	325	361
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	911
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2023	500	593
Philadelphia, Industrial Development Authority, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,215
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,093
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,134
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 01/01/2023	1,225	1,439
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2019 (A)	1,000	1,068
Pittsburgh, GO
5.000%, 09/01/2027	415	509
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,223
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,266

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/2018	$1,000	$1,049
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,209
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,187
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,194
4.000%, 09/01/2022	1,500	1,672
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,711
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,202
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,219
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	596
5.000%, 03/01/2024	1,000	1,208
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	485
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,552
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,246
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,184
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100
5.500%, 03/15/2019 (A)	500	541
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100
5.250%, 09/15/2019 (A)	1,000	1,096
Warwick, School District, GO
5.000%, 02/15/2021	750	853
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,205
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,127

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	$250	$297
West York Area, School District, GO
5.000%, 04/01/2022	1,150	1,331
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,204
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,204
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,348
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	1,000	1,196
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,193

		151,571

Puerto Rico — 0.6%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (B)	820	897

Total Municipal Bonds
(Cost $148,930) ($ Thousands)		153,347

	Shares

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F 0.620%**†	436,375	436

Total Cash Equivalent
(Cost $436) ($ Thousands)		436

Total Investments — 100.0%
(Cost $149,366) ($ Thousands) @		$153,783

Percentages are based on Net Assets of $153,795 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of May 31, 2017.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Pennsylvania Municipal Bond Fund (Concluded)

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $149,366 ($ Thousands), and the unrealized appreciation and depreciation were $4,710 ($ Thousands) and $(293) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$153,347	$–	$153,347
Cash Equivalent	436	–	–	436

Total Investments in Securities	$436	$153,347	$–	$153,783

Amounts designated as “—” are $0.

For the period ended May 31, 2017, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 5/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 3,850	$ (3,414)	$ 436	$ 6

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 71.5%
Alabama — 1.7%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$863
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,206
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	4,000	4,974

		20,043

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/2017 @ 100
6.000%, 12/01/2036 (A)	200	20
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,110

		1,130

Arizona — 0.6%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 07/03/2017 @ 100
5.200%, 10/01/2037	1,700	1,700
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,682
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (C)	1,090	1,132
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
5.625%, 07/01/2017	250	251
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 07/03/2017 @ 100
5.000%, 06/01/2037	265	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	$500	$537

		6,539

California — 10.0%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/2019 @ 100
6.250%, 08/01/2039	400	442
Bay Area, Toll Authority, Ser S4, RB
Callable 04/01/2023 @ 100
5.250%, 04/01/2048	7,000	8,071
California County, Tobacco Securitization Agency, RB
Callable 06/19/2017 @ 15
8.651%, 06/01/2046 (D)	9,500	724
California State, Educational Facilities Authority, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,918
California State, Financing Authority, Ser B, RB
Callable 07/03/2017 @ 100
6.000%, 05/01/2037	7,500	7,546
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2019 (B)	1,000	1,105
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 08/15/2019 (B)	2,000	2,178
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,127
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/2018 @ 100
5.250%, 11/15/2048	2,000	2,074
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2046	12,500	14,301
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	1,360	1,663

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Biola University Project, RB
Pre-Refunded @ 100
5.875%, 10/01/2018 (B)	$250	$267
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (C)	1,000	1,032
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,190
California State, Pollution Control Financing Authority, RB
Callable 07/03/2017 @ 100
5.000%, 07/01/2037 (C)	3,750	3,757
California State, Pollution Control Financing Authority, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,624
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,541
California State, Public Finance Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2037 (C)	765	831
5.000%, 07/01/2047 (C)	850	915
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (C)	1,000	1,053
California State, School Finance Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	1,000	1,007
5.000%, 06/01/2051 (C)	1,000	999
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021	400	443
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.500%, 12/01/2054	1,000	1,094
5.250%, 12/01/2034	1,665	1,837

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.250%, 12/01/2056 (C)	$3,830	$4,173
5.000%, 12/01/2041 (C)	2,500	2,699
California State, Various Purposes, GO
Callable 04/01/2019 @ 100
6.000%, 04/01/2038	2,000	2,185
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,413
5.000%, 09/01/2030	1,000	1,089
5.000%, 09/01/2034	900	970
Foothill-Eastern, Transportation Corridor Agency, Ser B3, RB
5.500%, 01/15/2053 (E)	6,250	7,240
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,196
Imperial, Irrigation District, Ser C, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2036	1,540	1,694
Long Beach, Towne Center Project, SAB
Callable 10/01/2018 @ 100
5.400%, 10/01/2023	650	677
M-S-R, Energy Authority, Ser A, RB
7.000%, 11/01/2034	1,000	1,449
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	8,885	12,704
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/2020 @ 100
5.250%, 11/01/2021	750	794
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/2038 (D)	5,410	2,389
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,121
5.000%, 09/01/2031	1,000	1,113
5.000%, 09/01/2032	1,000	1,106
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,105	1,196

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	$1,000	$1,090
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,831
6.250%, 10/01/2040	1,000	1,221
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	822
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/2035 (D)	1,800	921

		115,832

Colorado — 1.3%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	2,500	2,642
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,734
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/2018 @ 100
5.750%, 05/15/2036	500	517
Colorado State, Public Energy Authority, RB
6.500%, 11/15/2038	2,000	2,839
6.250%, 11/15/2028	650	831
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,045
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	554
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,558
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,947

		14,667

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (C)	$1,000	$1,013
5.000%, 09/01/2053 (C)	1,500	1,502
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,425

		7,940

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	440
4.625%, 09/01/2032	1,635	1,690

		2,130

Florida — 1.9%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	599
8.000%, 10/01/2042	1,000	1,192
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,256
Capital Trust Agency, First Mortgage Revenue, Tallahasee Tapestry Senior Housing Project, Ser 2015A, RB
Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (C)	1,000	1,007
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	533
Florida State, Developmental Finance Authority, Ser A, RB
Callable 06/15/2027 @ 100
6.000%, 06/15/2037 (C)	2,150	2,176
Florida State, Seminole Indian Tribe, Ser A, RB
Callable 10/01/2017 @ 100
5.250%, 10/01/2027 (C)	250	252

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	$2,155	$2,460
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,683
Miami-Dade County, Industrial Development Authority, Biscayne Properties Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	4,745	4,811
Miami-Dade County, Special Obligation, Ser 2016, RB
Callable 10/01/2026 @ 82
4.320%, 10/01/2032 (D)	2,900	1,577
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,065
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,192
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (B)	500	573

		22,376

Georgia — 1.1%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,224
5.000%, 01/01/2042	3,000	3,328
Gainesville & Hall County, Development Authority, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,536
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/03/2017 @ 100
5.250%, 07/01/2037	600	600
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,501

		13,189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.750%, 07/01/2040	$500	$546

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/2018 (B)	250	270

Illinois — 4.8%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/2017 @ 100
5.700%, 05/01/2036	250	250
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,766
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/2018	1,500	1,537
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,532
5.500%, 01/01/2037	2,440	2,463
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	10,950
Chicago, Sales Tax Revenue, Ser 2002, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	1,250	1,332
5.000%, 01/01/2032	1,250	1,328
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	11,128
Hillside Village, Mannheim Redevelopment Project, Senior Lien, TA
Callable 01/01/2018 @ 102
7.000%, 01/01/2028	500	516
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	228
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 07/03/2017 @ 100
6.000%, 03/01/2037 (A)	300	73

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100
7.125%, 05/15/2019 (B)	$1,000	$1,118
Illinois State, Finance Authority, RB
Callable 12/01/2022 @ 105
5.250%, 12/01/2052	3,000	2,990
Illinois State, Finance Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	514
Illinois State, Finance Authority, Ser 2017B, RB
Callable 12/01/2022 @ 105
6.250%, 12/01/2052	1,500	1,496
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 08/01/2017 (B)	250	252
Illinois State, GO
5.000%, 02/01/2026	5,970	6,323
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,577
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,039
Illinois State, GO
Callable 06/01/2026 @ 100
4.000%, 06/01/2036	1,500	1,331

		55,743

Indiana — 1.4%
Allen County, Storypoint Fort Wayne Project, Ser 2017A-1, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (C)	1,500	1,551
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (C)	5,475	5,526
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	409
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,074
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2032	3,450	3,507

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	$1,000	$1,080
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,072
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (B)	1,395	1,622

		15,841

Iowa — 0.1%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
2.000%, 05/15/2056 (A)	125	2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (E)	667	633

		635

Kansas — 0.0%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/2019 @ 100
5.750%, 11/15/2038	500	549

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/2018 @ 100
5.375%, 08/15/2024	1,000	1,046
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/2020 (B)	500	578
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/2025 @ 100
5.750%, 11/15/2050	2,000	2,027
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,073

		4,724

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana — 0.4%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC
Pre-Refunded @ 100
6.125%, 06/01/2018 (B)	$1,500	$1,579
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	856
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	1,000	1,206
New Orleans, Aviation Board, Ser A1, RB, AGC
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	500	540

		4,181

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,692

Maryland — 2.3%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100
5.750%, 09/01/2025	8,750	8,797
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Pre-Refunded @ 100
5.750%, 06/01/2018 (B)	1,000	1,048
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,916
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,459

		26,220

Massachusetts — 0.4%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,777

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/2020 @ 100
7.000%, 07/01/2042	$1,500	$1,652
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	580	615

		5,044

Michigan — 1.8%
Grand Traverse Academy, Michigan Public School Revenue, RB
Callable 11/01/2017 @ 100
5.000%, 11/01/2036	300	287
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	5,982
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,904
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,376
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/2017 @ 102
6.500%, 09/01/2037 (C)	750	600
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
11.051%, 06/01/2058 (D)	205,000	4,838
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/2018 (B)	500	545

		20,532

Minnesota — 0.3%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/2018 (B)	300	325

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 07/03/2017 @ 100
5.500%, 05/01/2037	$1,000	$1,000
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030 (E)	2,000	2,086
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Pre-Refunded @ 100
5.625%, 06/01/2017 (B)	500	500

		3,911

Missouri — 0.3%
Lees Summit, Summit Fair Project, TA
Callable 04/01/2019 @ 100
5.625%, 10/01/2023	150	154
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	258
St. Louis, Land Clearance for Redevelopment Authority, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,500	2,602

		3,014

Montana — 0.1%
Kalispell, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,544

Nebraska — 1.2%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,376
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,501
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,769

		13,646

New Jersey — 4.2%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2038	250	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Casino Reinvestment Development Authority, Luxury Tax, RB
Callable 11/01/2024 @ 100
5.250%, 11/01/2039	$1,650	$1,693
5.250%, 11/01/2044	325	331
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/03/2017 @ 100
6.000%, 05/15/2028 (A)	210	120
New Jersey State, Economic Development Authority, Ser BBB, RB
Callable 12/15/2026 @ 100
5.500%, 06/15/2029	5,000	5,481
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,184
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2052	2,310	2,601
5.000%, 07/01/2057	2,250	2,533
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/19/2017 @ 100
5.000%, 06/01/2041	17,900	17,769
4.750%, 06/01/2034	7,000	6,948
4.625%, 06/01/2026	1,000	1,003
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,312
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
4.820%, 12/15/2034 (D)	8,500	3,996
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,740

		48,964

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,169

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 5.3%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (B)	$500	$569
6.250%, 01/15/2020 (B)	1,500	1,702
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,642
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,504
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,129
New York City, Build NYC Resource, Albert Einstein School of Medicine Project, RB
Callable 09/01/2025 @ 100
5.500%, 09/01/2045 (C)	7,500	8,190
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
3.080%, 03/01/2026 (E)	425	417
3.070%, 03/01/2025 (E)	400	397
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 06/19/2017 @ 9
8.286%, 06/01/2055 (D)	60,000	3,480
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	574
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
5.000%, 12/01/2026 (C)	1,000	1,161
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	12
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,089
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	$4,000	$4,594
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	4,000	4,362
5.000%, 11/15/2044 (C)	7,500	8,039
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2020	2,000	2,166
New York State, Transportation Development, American Airlines, AMT, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2031	3,750	3,994
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,344
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/2017 @ 100
5.250%, 11/01/2042 (C)	2,000	2,010
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,580

		61,260

North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2018 (B)	500	513
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,064
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2018 (B)	250	268
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,396

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	$500	$521

		3,762

Ohio — 7.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/19/2017 @ 100
6.500%, 06/01/2047	24,565	24,628
5.875%, 06/01/2047	18,375	18,044
5.750%, 06/01/2034	655	642
5.125%, 06/01/2024	25,500	24,542
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB
Callable 06/19/2017 @ 12
9.000%, 06/01/2047 (D)	52,500	3,786
Butler County, Hospital Facilities Authority, UC Health Project, RB
Callable 11/01/2020 @ 100
5.500%, 11/01/2040	335	372
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (B)	165	189
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,663
Ohio State, Air Quality Development Authority, AK Steel Holding Project, AMT, RB
Callable 02/01/2022 @ 100
6.750%, 06/01/2024	1,500	1,568
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,519
Ohio State, Water Development Authority, RB
4.000%, 06/01/2033 (E)	4,535	1,882
Ohio State, Water Development Authority, Ser 2005B, RB
4.000%, 01/01/2034 (E)	1,100	457
Ohio State, Water Development Authority, Ser A, RB
3.000%, 05/15/2019	3,000	1,245

		86,537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.5%
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051	$3,250	$3,278
6.875%, 11/01/2046	1,625	1,633
6.625%, 11/01/2036	785	789

		5,700

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (B)(C)	150	175

Pennsylvania — 0.9%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 10/15/2018 (B)	250	267
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,618
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/2018 @ 100
6.000%, 07/01/2035	250	258
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	131
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2019 (B)	680	747
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,087
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
6.250%, 07/01/2017	250	251
Pennsylvania State, Economic Development Financing Authority, Ser 2006A, RB
2.550%, 11/01/2041 (E)	1,905	791

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	$250	$287
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,132
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,040
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/2017 @ 100
5.500%, 09/15/2037	250	251
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/2018 @ 100
6.500%, 01/01/2038	1,000	1,026

		10,886

Puerto Rico — 1.8%
Puerto Rico, Commonwealth Government Employees Retirement System, RB
Callable 07/01/2018 @ 100
14.931%, 07/01/2029 (D)	3,750	647
6.550%, 07/01/2058	2,500	1,037
Puerto Rico, Commonwealth Government Employees Retirement System, Ser A, RB
Callable 07/01/2018 @ 100
6.150%, 07/01/2038	7,500	3,113
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042	4,000	2,700
Puerto Rico, Electric Power Authority, Ser DDD, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	6,490	4,397
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 07/03/2017 @ 100
1.289%, 07/01/2029 (E)	10,540	8,411
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020	1,380	935

		21,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island — 0.6%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2050	$6,250	$6,450

South Carolina — 2.9%
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	4,500	4,873
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/2023 @ 100
5.125%, 12/01/2043	5,000	5,452
South Carolina State, Public Service Authority, Santee Cooper Project, Ser E, RB
Callable 12/01/2023 @ 100
5.500%, 12/01/2053	20,000	22,231
5.000%, 12/01/2048	1,000	1,080

		33,636

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/2017 @ 100
5.500%, 12/01/2035	2,000	2,015

Tennessee — 1.5%
Bristol, Industrial Development Board, Pinnacle Project, Ser 2016, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,069
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (C)	2,500	2,458
Bristol, Industrial Development Board, Sales Tax Revenue, Ser B, RB
5.009%, 12/01/2024 (C)(D)	3,810	2,711
Franklin, Health & Educational Facilities Board, Proton Therapy Center Project, Ser 2017A, RB
Callable 06/01/2027 @ 100
7.500%, 06/01/2047 (C)	2,500	2,509
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Callable 07/01/2020 @ 100
6.000%, 07/01/2038	500	548
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,842

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	$4,000	$4,744

		17,881

Texas — 9.8%
Arlington, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,730	1,866
Austin, Convention Enterprises, Convention Center Hotel, Ser 2017B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	300	338
5.000%, 01/01/2034	300	335
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	1,000	1,169
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/2021 @ 100
5.500%, 08/15/2031	1,000	1,087
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (B)	500	584
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	8,010
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/2017	750	761
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,908
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	274
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,343
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	805	971

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	$1,250	$1,311
5.000%, 07/01/2031	250	257
5.000%, 07/01/2046	4,000	4,305
New Hope, Cultural Education Facilities, Carillon Lifecare Community Project, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,273
5.000%, 07/01/2046	1,000	1,011
New Hope, Cultural Education Facilities, College Station Project, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2035	3,000	3,218
5.000%, 07/01/2047	9,500	10,060
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2033	25	26
North Texas, Tollway Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	110	113
North Texas, Tollway Authority, Second Tier, Ser F, RB
Pre-Refunded @ 100
5.750%, 01/01/2018 (B)	1,200	1,234
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,230
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,679
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,752
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	115	118
Pharr, Higher Education Finance Authority, RB
Callable 08/15/2019 @ 100
6.500%, 08/15/2039	90	97
Pharr, Higher Education Finance Authority, Ser S, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	459
Port Beaumont, Navigation District, AMT, RB
7.250%, 02/01/2036 (C)(E)	17,750	18,443

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	$500	$531
5.125%, 01/01/2041	500	519
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	500	588
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/2018 (B)	500	538
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	780
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	20,000	24,610
Texas State, Municipal Gas Acquisition & Supply II, Ser A, RB
1.628%, 09/15/2027 (E)	2,265	2,148
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,561
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,156
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (C)	2,500	2,509

		113,172

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/2019 @ 100
6.750%, 08/15/2028	500	467

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	840

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands — 0.8%
Virgin Islands, Public Finance Authority, Senior Lien, Ser 2010A, RB
Callable 10/01/2020 @ 100
5.000%, 10/01/2029	$2,250	$1,930
Virgin Islands, Public Finance Authority, Ser 2009C, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	4,655	3,931
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2019 @ 100
6.750%, 10/01/2037	1,070	852
6.625%, 10/01/2029	1,125	931
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2032	1,250	1,061

		8,705

Virginia — 0.3%
Ballston Quarter, Community Development Authority, Ser A, TA
Callable 03/01/2027 @ 100
5.500%, 03/01/2046	1,750	1,759
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,018
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2017 (B)	500	507
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/03/2017 @ 100
2.000%, 10/01/2048	40	2
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	124	116
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	111	102

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 07/03/2017 @ 100
6.050%, 03/01/2054	$118	$18

		3,522

Washington — 1.7%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/2017	480	486
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,645
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, RB
2.160%, 01/01/2035 (E)	1,500	1,500
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/2018 @ 100
6.375%, 10/01/2036	400	424
Washington State, Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, RB
1.810%, 01/01/2042 (E)	5,000	5,008
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	1,500	1,724
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB
Callable 07/01/2025 @ 100
7.000%, 07/01/2050 (C)	750	751
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,540
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,825

		19,903

West Virginia — 0.4%
Tobacco Settlement Finance Authority, Ser B, RB
Callable 06/19/2017 @ 8
10.150%, 06/01/2047 (D)	77,000	3,872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/2021 @ 103
9.125%, 10/01/2041 (A)	$500	$462

		4,334

Wisconsin — 1.2%
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	6,000	6,124
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,234
Wisconsin State, Public Finance Authority, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (C)	1,750	1,851
Wisconsin State, Public Finance Authority, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (C)	3,500	3,548

		13,757

Total Municipal Bonds
(Cost $762,437) ($ Thousands)		828,313

	Shares

PREFERRED STOCK — 11.7%
Consumer Discretionary — 0.3%
Comcast
5.000%	628	16
Dairy Farmers of America
7.875% (C)	31,000	3,298

		3,314

Financials — 10.0%
Aegon
6.375%	98,046	2,533
Allstate
6.750%	70,029	1,896
6.625%	104,904	2,859
6.250%	22,789	628
5.625%	85,136	2,227
Arch Capital Group
6.750%	171,974	4,382
Aspen Insurance Holdings
5.950% (E)	20,580	579
Astoria Financial
6.500%	74,674	1,913
Axis Capital Holdings
5.500%	73,743	1,875

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Bank of America
6.625%	2,190	$60
6.204%	20,175	514
6.200%	30,000	797
Bank of New York Mellon
5.200%	38,519	983
BB&T
5.625%	133,597	3,414
5.200%	9,717	245
Capital One Financial
6.700%	27,109	740
6.250%	99,774	2,638
6.000%	8,677	221
Charles Schwab
6.000%	105,310	2,867
Citigroup
7.125% (E)	18,301	548
6.875% (E)	85,700	2,500
5.800%	61,100	1,571
CoBank
6.250% (C)(E)	20,000	2,112
6.125%	20,000	2,004
Cullen
5.375%	29,651	754
Fifth Third Bancorp
6.625% (E)	80,000	2,318
Goldman Sachs Group
6.375% (E)	2,390	70
6.300%	8,311	224
6.200%	24,875	672
5.950%	1,490	38
5.500% (E)	350,600	9,694
4.000% (E)	43,300	991
HSBC Holdings PLC
8.000%	19,016	508
6.200%	67,958	1,768
Huntington Bancshares
6.250%	120,000	3,257
5.875%	20,322	525
ING Groep
6.375%	76,636	1,973
6.200%	4,270	111
6.125%	39,308	1,024
JPMorgan Chase
6.700%	38,315	1,050
6.125%	29,449	792
KeyCorp
6.125% (E)	4,000	113
M&T Bank
6.250%	3,165	3,317
Morgan Stanley
7.125% (E)	115,042	3,385

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
6.875% (E)	53,657	$1,572
4.000% (E)	161,113	3,826
National Westminster Bank PLC
7.763%	8,463	224
NY Community Bancorp
6.375% *	80,000	2,278
People’s United Financial
5.625% (E)	33,016	909
PNC Financial Services Group
6.125% (E)	79,178	2,350
Prudential PLC
6.750%	61,750	1,646
6.500%	15,808	416
RenaissanceRe Holdings
5.375%	88,684	2,261
Royal Bank of Scotland Group PLC
5.750%	160,293	4,086
Santander Finance
6.800%	8,000	207
State Street
6.000%	32,900	879
5.900% (E)	114,090	3,244
5.350% (E)	2,000	54
5.250%	72,463	1,822
SunTrust Banks
5.875%	5,019	128
TCF Financial
7.500%	96,454	2,429
US Bancorp
6.500% (E)	57,342	1,730
5.150% *	57,104	1,502
3.500% (E)	16,800	834
Valley National Bancorp
6.250% (E)	84,000	2,440
Wells Fargo
7.500% *	2,861	3,622
6.625% (E)	57,230	1,712
5.850% (E)	120,000	3,276
5.625%	5,000	127

		116,264

Utilities — 1.4%
Alabama Power
6.450%	46,981	1,227
Georgia Power
6.500%	44,400	4,534
Gulf Power
6.450%	9,000	920
6.000%	6,000	618
5.600%	20,000	2,061
Interstate Power & Light
5.100%	122,460	3,168

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
NSTAR Electric
4.780%	10,708	$1,083
SCE Trust V
5.450% (E)	90,000	2,615
Washington Gas Light
4.800%	1,000	101

		16,327

Total Preferred Stock
(Cost $120,253) ($ Thousands)		135,905

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 10.7%
Financials — 10.5%
Australia & New Zealand Banking Group
6.750%, 12/29/2049 (C)(E)	$6,900	7,616
AXA
6.379%, 12/14/2036 (C)(E)	5,200	5,763
Bank of America (E)
6.500%, 12/31/2049	1,700	1,880
6.300%, 12/29/2049	1,800	1,986
Bank of New York Mellon (E)
4.950%, 02/28/2021	700	726
4.625%, 12/29/2049	7,000	6,965
Barclays PLC
8.250%, 12/29/2049 (E)	7,200	7,686
BNP Paribas (E)
7.625%, 12/29/2049 (C)	1,900	2,081
7.195%, 06/25/2037	400	455
7.195%, 06/29/2049 (C)	4,700	5,340
Charles Schwab
7.000%, 02/28/2049 (E)	4,325	4,936
Citigroup (E)
8.400%, 04/30/2018	1,700	1,798
6.250%, 12/29/2049	2,800	3,055
6.125%, 12/31/2049	1,000	1,067
5.900%, 12/29/2049	1,300	1,380
Citizens Financial Group
5.500%, 12/29/2049 (E)	5,000	5,200
CoBank
6.250%, 12/29/2049 (E)	500	552
Credit Agricole
8.375%, 12/31/2049 (C)(E)	4,200	4,683
Credit Suisse Group (C)(E)
7.500%, 12/11/2048	2,000	2,235
6.250%, 12/29/2049	2,500	2,633
HSBC Holdings PLC
6.875%, 12/31/2049 (E)	8,000	8,620
Illinois Receivables Trust II
8.250%, 07/01/2018 (C)	7,000	6,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase (E)
6.750%, 02/15/2026	$3,900	$4,417
6.000%, 12/29/2049	2,000	2,126
5.300%, 12/29/2049	1,200	1,249
KeyCorp
5.000%, 12/29/2049 (E)	3,000	3,015
Lloyds Banking Group PLC
6.657%, 05/21/2037 (C)(E)	3,500	3,903
M&T Bank
5.125%, 12/29/2049 (E)	500	513
MetLife
5.250%, 12/29/2049 (E)	1,300	1,350
Nordea Bank MTN (E)
6.125%, 12/31/2049 (C)	5,000	5,225
5.500%, 09/23/2019	2,600	2,649
Northern Trust
4.600%, 12/29/2049 (E)	1,000	1,005
PNC Financial Services Group
6.750%, 12/31/2049 (E)	2,500	2,819
Royal Bank of Scotland Group PLC (E)
8.000%, 12/29/2049	200	219
7.500%, 12/29/2049	700	730
Societe Generale
8.000%, 12/30/2049 (C)(E)	1,800	2,043
Standard Chartered PLC
7.014%, 07/30/2037 (C)(E)	4,600	5,210
Wells Fargo
5.875%, 12/31/2049 (E)	1,200	1,317

		121,434

Industrials — 0.2%
General Electric
5.000%, 12/29/2049 (E)	1,658	1,755

Total Corporate Obligations
(Cost $116,488) ($ Thousands)		123,189

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 3.9%
FHLB DN
0.776%, 06/01/2017	900	900
0.761%, 06/23/2017	23,800	23,788
0.821%, 06/27/2017	600	600
0.821%, 06/28/2017	18,400	18,389
0.831%, 06/30/2017	200	200
0.921%, 07/12/2017	700	699
0.911%, 07/19/2017	400	400

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.941%, 07/21/2017	$300	$300

Total U.S. Government Agency Obligations
(Cost $47,772) ($ Thousands)		45,276

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Note
1.152%, 04/30/2018 (E)	4,200	4,209

Total U.S. Treasury Obligation
(Cost $4,200) ($ Thousands)		4,209

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F 0.620%**†	8,422,278	$8,422

Total Cash Equivalent
(Cost $8,422) ($ Thousands)		8,422

Total Investments — 98.9%
(Cost $1,059,572) ($ Thousands) @		$1,145,314

A list of the open futures contracts held by the Fund at May 31, 2017 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. Long Bond	(11)	Sept-2017	$(20)

A list of open OTC swap agreements held by the Fund at May 31, 2017, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Citibank	0.883%	SIFM Muni Swap Index Yield	09/19/2021	USD	12,800	$ 225

Percentages are based on Net Assets of $1,158,502 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of May 31, 2017.
†	Investment in Affiliated Security.
(A)	Security is in default on interest payment.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2017, the value of these securities amounted to $155,195 ($ Thousands), representing 13.4% of the Net Assets of the Fund.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2017.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

DN — Discount Note

FHLB — Federal Home Loan Bank

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

OTC — Over the Counter

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

SIFM — Securities Industry and Financial Markets

TA — Tax Allocation

TSASC — Tobacco Settlement Asset Securitization Corporation

@	At May 31, 2017, the tax basis cost of the Fund’s investments was $1,059,572 ($ Thousands), and the unrealized appreciation and depreciation were $90,358 ($ Thousands) and $(4,616) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$828,313	$–	$828,313
Preferred Stock	127,113	8,792	–	135,905
Corporate Obligations	–	123,189	–	123,189
U.S. Government Agency Obligations	–	45,276	–	45,276
U.S. Treasury Obligation	–	4,209	–	4,209
Cash Equivalent	8,422	–	–	8,422

Total Investments in Securities	$135,535	$1,009,779	$–	$1,145,314

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(20)	$—	$—	$(20)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	225	—	225

Total Other Financial Instruments	$ (20)	$225	$—	$205

*	Futures contracts and swaps are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended May 31, 2017, there were no transfers between levels.

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Tax-Advantaged Income Fund (Concluded)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 5/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$7,108	$48,659	$(47,345)	$8,422	$—

SEI Tax Exempt Trust / Quarterly Report / May 31, 2017	17

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: July 27, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer,
Controller & CFO

Date: July 27, 2017